The Statements of Additional Information for The Starburst Government Income Fund, The Starburst Money Market Fund Trust Shares and The Starburst Money Market Fund Investment Shares included as part of Post-Effective Amendment No. 24 to the Registrant's Registration Statement on Form N-1A (File No. 33-30950) filed with the Securities and Exchange Commission on December 27, 1996, is hereby incorporated by reference as if set forth in full herein.

                                                                          1 of 2


                                                      1933 Act File No. 33-30950
                                                      1940 Act File No. 811-5900

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
     Pre-Effective Amendment No.      ............
     Post-Effective Amendment No.  25 ............  X

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        X
     Amendment No.  22  .....................       X

                              THE STARBURST FUNDS

               (Exact Name of Registrant as Specified in Charter)
         Federated Investors Tower, Pittsburgh, Pennsylvania 15222-3779
                    (Address of Principal Executive Offices)
                                 (412) 288-1900
                        (Registrant's Telephone Number)

                          John W. McGonigle, Esquire,
                           Federated Investors Tower,
                      Pittsburgh, Pennsylvania 15222-3779
                    (Name and Address of Agent for Service)

It is proposed that this filing will become effective:

       immediately upon filing pursuant to paragraph (b)
-----
       on December 31, 1996 pursuant to paragraph (b)
-----
       60 days after filing pursuant to paragraph (a) (i)
-----
       on         pursuant to paragraph (a) (i).
-----     -------

  X    75 days after filing pursuant to paragraph (a)(ii)
-----
       on           pursuant to paragraph (a)(ii) of Rule 485.
-----     ---------

If appropriate, check the following box:

       This post-effective amendment designates a new effective date for a ----- previously filed post-effective amendment.

Registrant has filed with the Securities and Exchange Commission a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940, and:


                                                                          2 of 2

  X    filed the Notice required by that Rule on December 16, 1996; or
-----
       intends to file the Notice required by that Rule on or about         ; or
-----                                                               --------
       during the most recent fiscal year did not sell any securities
----- pursuant to Rule 24f-2 under the Investment Company Act of 1940, and, pursuant to Rule 24f-2(b)(2), need not file the Notice.

            Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky LLP
2101 L Street, N.W.
Washington, D.C.  20037


                             CROSS REFERENCE SHEET


     This Amendment to the Registration Statement of THE STARBURST FUNDS, which is comprised of 3 portfolios, (1) The Starburst Money Market Fund (a) Institutional Shares and (b) Institutional Services Shares, (2) The Starburst Equity Fund (a) Institutional Shares and (b) Investment Shares, and (3) The Starburst Bond Fund (a) Institutional Shares and (b) Investment Shares, and is comprised of the following:

PART A. INFORMATION REQUIRED IN A PROSPECTUS.

                                                   Prospectus Heading
                                                   (Rule 404(c) Cross Reference)

Item 1.  Cover Page                                (1-3) Cover Page.
Item 2.  Synopsis                                  (1-3) Summary of Fund Expenses.
Item 3.  Condensed Financial Information           (1-3) Financial Highlights; (1-3) Performance Information.
Item 4.  General Description of Registrant         (1-3) General Information; (1-3) Investment Information;
                                                   (1-3) Investment Objective; (1-3) Investment Policies;
                                                   (1-3) Investment Limitations; (2) Investment Risks;
                                                   (1,2) Other Classes of Shares.
Item 5.  Management of the Fund                    (1-3) Fund Information; (1-3) Management of the Fund;
                                                   (1-3) Distribution of Fund Shares; (1-3) Administration
                                                   of the Fund.
Item 6.  Capital Stock and Other Securities        (1-3) Dividends; (1-3) Capital Gains; (1-3) Shareholder
                                                   Information; (1-3) Voting Rights; (1-3) Effect of Banking
                                                   Laws; (1-3) Tax Information; (1-3) Federal Income Tax;
                                                   (1-3) State and Local Taxes.
Item 7.  Purchase of Securities Being Offered      (1-3) Net Asset Value; (1-3) Investing  in (Investment Shares,
                                                   Institutional or Institutional Service Shares or the Fund);
                                                   (1-3) Share Purchases; (2b, 3b) Minimum Investment Required;
                                                   (1-3) What Shares Cost; (2b,3b) Systematic Investment Program;
                                                   (1a,2a,3a) Shareholder Accounts; (1b,2b,3b) Reducing the
                                                   Sales Charge; (1-3) Retirement Plans.
Item 8.  Redemption or Repurchase                  (1-3) Exchange Privilege; (1-3) Redeeming (Investment,
                                                   Institutional or Institutional Service) Shares; (1b,2b,3b)
                                                   Systematic Withdrawal Program; (1b,2b,3b) Accounts with
                                                   Low Balances.
Item 9.  Pending Legal Proceedings                 None.


PART B. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION.

Item 10.  Cover Page                               (1-3) Cover Page.
Item 11.  Table of Contents                        (1-3) Table of Contents.
Item 12.  General Information and History          (1-3) General Information About the Fund.
Item 13.  Investment Objectives and Policies       (1-3) Investment Objective and Policies; (1-3)
                                                   Investment Limitations.
Item 14.  Management of the Fund                   (1-3) The Starburst Funds Management; (1-3)
                                                   Trustees Compensation.
Item 15.  Control Persons and Principal Holders
           of Securities                           (1-3) Fund Ownership.
Item 16.  Investment Advisory and Other Services   (1-3) Investment Advisory Services; (1-3)
                                                   Other Services.
Item 17.  Brokerage Allocation                     (1-3) Brokerage Transactions.
Item 18.  Capital Stock and Other Securities       Not Applicable.
Item 19.  Purchase, Redemption and Pricing of
           Securities Being Offered                (1-3) Purchasing (Investment, Institutional, or
                                                   Institutional Service) Shares; (1-3) Determining
                                                   Net Asset Value; (3) Exchange Privilege;
                                                   (1-3) Redeeming (Investment, Institutional or
                                                   Institutional Service) Shares; (1-3) Massachusetts
                                                   Partnership Law.
Item 20.  Tax Status                               (1-3) Tax Status.
Item 21.  Underwriters                             Not Applicable.
Item 22.  Calculation of Performance Data          (1-3) Yield; (1,2) Effective Yield; (1-3) Total Return;
                                                   (1-3) Performance Comparisons.
Item 23.  Financial Statements








                        SUBJECT TO COMPLETION     , 1997

THE STARBURST EQUITY FUND
(A PORTFOLIO OF THE STARBURST FUNDS)

INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in a diversified portfolio known as The Starburst Equity Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide growth of capital, with a secondary objective of income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio limited primarily to common stocks issued by mid- and large- capitalization companies.

Shareholders can invest in or redeem shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated      ,
1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received
your prospectus electronically, free of charge by calling [             ]. To
obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


Prospectus dated    , 1997
THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.




TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

PERFORMANCE INFORMATION FOR
 PREDECESSOR COMMON TRUST FUNDS     2

-------------------------------------
GENERAL INFORMATION                 2
-------------------------------------

INVESTMENT INFORMATION         3
-------------------------------------

 Investment Objective          3

 Investment Policies           3

 Investment Limitations        5

FUND INFORMATION               5
-------------------------------------

 Management of the Fund        5

 Distribution of Fund Shares   6

 Administration of the Fund    6
NET ASSET VALUE                     6
-------------------------------------

INVESTING IN INSTITUTIONAL SHARES   7

-------------------------------------

 Share Purchases               7

 What Shares Cost                   7




 Shareholder Accounts          8

 Dividends                     8

 Capital Gains                 8

 Retirement Plans              8





EXCHANGE PRIVILEGE             8
-------------------------------------

REDEEMING SHARES               9
-------------------------------------

SHAREHOLDER INFORMATION       10
-------------------------------------

 Voting Rights                10

EFFECT OF BANKING LAWs        11
-------------------------------------

TAX INFORMATION               11
-------------------------------------

 Federal Income Tax           11

PERFORMANCE INFORMATION       12
-------------------------------------

OTHER CLASSES OF SHARES       12
-------------------------------------

ADDRESSES                     13
-------------------------------------


SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                       INSTITUTIONAL SHARES SHAREHOLDER
                             TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)......................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering price)........................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (1)......................................................  .75%
Total Other Expenses (2)................................................  .35%
    Total Fund Operating Expenses (1)................................... 1.10%


(1) The Adviser has agreed, on a voluntary basis, to waive its adviser fee for the Starburst Equity Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.25%. The Adviser reserves the right in its sole discretion, to terminate these waivers at any time.

(2) "Total Other Expenses" is based on estimated amounts for the current fiscal year. The Fund, either directly or through its transfer agent, may enter into arrangements with recordkeepers and others who provide services to shareholders, and may compensate such entities for their services. Any such arrangements, if entered into, may increase the Fund's "Total Other Expenses".

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INSTITUTIONAL SHARES OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND."

EXAMPLE                                                          1 Year 3 Years
-------                                                          ------ -------
You would pay the following expenses on a $1,000 investment
assuming
(1) 5% annual return; (2) payment of the maximum sales charge;
and (3) redemption at the end of each time period...............  $11     $35


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.




PERFORMANCE INFORMATION FOR PREDECESSOR COMMON TRUST FUNDS
-------------------------------------------------------------------------------

The Starburst Equity Fund is the successor to a common trust fund previously managed by Compass Bank. A substantial portion of the assets of that common trust fund was transferred to the Fund in connection with the Fund's commencement of operations. Set forth below is certain performance data for the precedessor common trust fund, which is deemed relevant because the common trust fund was managed using virtually the same investment objectives, policies and restrictions as those used by the Fund. The performance data, however, is not necessarily indicative of the future performance of the Fund. Further, the precedessor common trust fund was not subject to certain investment limitations imposed on mutual funds which, if they had been imposed, may have adversely affected a common trust fund's performance.

The predecessor common trust fund did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the Fund, as disclosed in the Prospectus at the time the Fund commenced operations, which reduced the actual performance of the common trust fund.

The average annual total returns (adjusted to reflect current Fund expenses, net of voluntary waivers and reimbursements) for the following periods:

                                 FIVE
                                YEARS     SINCE
                  ONE   THREE   ENDED   INCEPTION
                  YEAR  YEARS  12/31/96 12/31/96
                  ----  -----  -------- ---------
River Oaks Equity
 Model Trust
 Fund                %     %        %        %


GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Fund.

Institutional Shares of the Fund are primarily designed customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in common stocks issued by mid- and large-capitalization companies.

Fund shares are currently sold at net asset value and redeemed at net asset value.




INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide growth of capital, with a secondary objective of income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in common stocks issued by mid- and large- capitalization companies. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").

TEMPORARY INVESTMENTS. The Fund may invest some or all of its assets in cash, shares of money market mutual funds and repurchase agreements for liquidity reasons or for defensive purposes during times of unusual market conditions.

EQUITY SECURITIES. Equity securities consist primarily of common stocks and instruments exchangeable or convertible into common stocks, as well as warrants and other instruments the value of which is derived from common stocks. Common stock represents units of ownership in a corporation or other company. Investments in equity securities are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

RESTRICTED SECURITIES. The Fund may invest in restricted securities. Restricted securities are securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities filed for bankruptcy or became insolvent, disposition of the securities may be delayed.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Fund will segregate liquid obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund can purchase or write options that are either traded over-the-counter or on an exchange. The Fund will purchase and write over-the-counter options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular instruments at a certain time in the future for a specified price. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be ear-marked to collateralize the position.
  RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES. When the Fund uses futures and options on futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's adviser could be incorrect in its expectations about the direction or extent of market factors. Although the adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

FOREIGN SECURITIES RISK. Investments in securities issued by foreign companies present special risks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.
INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to [10]% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive a portion of its fee and reimburse certain expenses of the Fund. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.




  ADVISER'S BACKGROUND. Compass Bank, an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  The Fund is managed by members of the Starburst Portfolio Management Team.

DISTRIBUTION OF FUND SHARES

[             ] (the "Distributor") is the principal distributor for shares of
the Fund. It is a wholly-owned subsidiary of            ("   "), and is the
principal distributor for a number of investment companies.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator"), provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate
of    % of the Fund's average daily net assets. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.


CUSTODIAN. Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.




INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares may be purchased through the Asset Management Group of Compass Bank, or through other affiliates of Bancshares or division of any affiliate of Bancshares providing fiduciary, trust, private banking, agency and similar services. Investors may purchase Institutional Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Institutional Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at Compass.

To purchase by check, the check must be included with the order and made payable to "The Starburst Equity Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks, [credit cards, credit card checks and cash] will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before [3:00 p.m. (Central time)] on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [3:00 p.m. (Central time)]. Federal funds should be wired as follows: Compass Bank; ABA
Number [06001186]; Credit:                   Deposit Account--A/C Number     ;
Further credit to: The Starburst Equity Fund--Institutional Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund on sales of Institutional Shares.

The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) [on the NYSE] Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

As transfer agent for the Fund, Boston Financial Data Services, Inc. ("Boston Financial") maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Institutional Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Institutional Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Institutional Shares held by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers will be provided periodically by Compass to such customers.










DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Fund or Compass as appropriate.

CAPITAL GAINS

Capital net gains realized by the Fund, if any, will be distributed at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange shares of the Fund for shares in The Starburst Bond Fund, The Starburst Money Market Fund, and any other portfolio of the Trust. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

Upon receipt by the Distributor of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass representative or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [   ]. In addition, investors may
exchange shares by calling their authorized representative directly.




An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Compass representative or authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Boston Financial before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request
may do so by sending it to: Boston Financial       . In addition, an investor
may exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact their Compass representative or authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

Send mail requests to: Boston Financial                      .

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to Boston Financial, the transfer agent, by a Compass representative or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Boston Financial receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through a Compass representative or authorized broker.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning Boston Financial. For calls received by Boston Financial before 3:00 p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at Compass or a check will be mailed to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be mailed after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through Boston Financial. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Boston Financial
should mail written requests to:    .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
   Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.




As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.




PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily to retail customers of Compass Bank. Investments in Investment Shares are subject to a minimum initial investment
of $    .

Investment Shares are distributed pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares of the Fund than from another class of shares.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Shares, investors may call [800-239-1930].



ADDRESSES
--------------------------------------------------------------------------------

The Starburst Equity Fund
----------------------------------------------------------------------------------------------------------------------------
Distributor
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 32nd Street
                                                                                         Birmingham, Alabama 35233
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
[Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036]
----------------------------------------------------------------------------------------------------------------------------




                                                     THE STARBURST
                                                      EQUITY FUND

                                               INSTITUTIONAL SHARES
                                                       PROSPECTUS

                                             [LOGO OF THE STARBURST FUNDS]
                                          A PORTFOLIO OF THE STARBURST FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY
                                                            , 1997
                                                       ----------
  ------------------------
  Distributor

  COMPASS BANK
  ------------------------
  Investment Adviser



                        SUBJECT TO COMPLETION     , 1997

THE STARBURST EQUITY FUND
(A PORTFOLIO OF THE STARBURST FUNDS)

INVESTMENT SHARES

PROSPECTUS

The Investment Shares ("Shares") offered by this prospectus represent interests in a diversified portfolio known as The Starburst Equity Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide growth of capital, with a secondary objective of income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio limited primarily to common stocks issued by mid- and large- capitalization companies.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated      ,
1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received
your prospectus electronically, free of charge by calling [              .] To
obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE INFORMATION CONTAINED HEREIN IS SUBJECT TO COMPLETION OR AMENDMENT. A REGISTRATION STATEMENT RELATING TO, AMONG OTHER THINGS, THIS PROSPECTUS HAS BEEN FILED WITH THE SECURITIES AND EXCHANGE COMMISSION. SECURITIES OF THE PORTFOLIO REFERENCED IN THIS PROSPECTUS MAY NOT BE SOLD NOR MAY OFFERS TO BUY SUCH SECURITIES BE ACCEPTED PRIOR TO THE TIME THE REGISTRATION STATEMENT BECOMES EFFECTIVE. THIS PROSPECTUS SHALL NOT CONSTITUTE AN OFFER TO SELL OR THE SOLICITATION OF AN OFFER TO BUY NOR SHALL THERE BE ANY SALE OF SECURITIES REFERENCED HEREIN IN ANY STATE IN WHICH SUCH OFFER, SOLICITATION OR SALE WOULD BE UNLAWFUL PRIOR TO SUCH REGISTRATION OR QUALIFICATION UNDER THE SECURITIES LAWS OF ANY SUCH STATE.


Prospectus dated    , 1997




TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

PERFORMANCE INFORMATION FOR
PREDECESSOR  COMMON TRUST FUNDS     2

-------------------------------------

GENERAL INFORMATION                 2

-------------------------------------

INVESTMENT INFORMATION              3

-------------------------------------

 Investment Objective               3


 Investment Policies                3


 Investment Limitations             5


FUND INFORMATION                    5

-------------------------------------

 Management of the Fund             5


 Distribution of Fund Shares        6


 Administration of the Fund         7


NET ASSET VALUE                     7

-------------------------------------

INVESTING IN INVESTMENT SHARES      7

-------------------------------------

 Share Purchases                    7


 Minimum Investment Required        8


 What Shares Cost                   8

 Reducing the Sales Charge          8

 Systematic Investment Program      9


 Dividends                          9

 Capital Gains                     10


 Retirement Plans                  10


EXCHANGE PRIVILEGE                 10

-------------------------------------
REDEEMING SHARES                   11
-------------------------------------

 Systematic Withdrawal Program     12

 Accounts With Low Balances        13


SHAREHOLDER INFORMATION            13

-------------------------------------

 Voting Rights                     13

EFFECT OF BANKING LAWs             13
-------------------------------------

TAX INFORMATION                    14

-------------------------------------

 Federal Income Tax                14

PERFORMANCE INFORMATION            14
-------------------------------------

OTHER CLASSES OF SHARES            15

-------------------------------------

ADDRESSES                          16

-------------------------------------




SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                               INVESTMENT SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)......................................................... 2.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a
 percentage of offering price)........................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee [(after waiver)][(1)]..................................... 0.75%
12b-1 Fee................................................................ 0.25%
Total Other Expenses [(2)]............................................... 0.35%
    Total Fund Operating Expenses........................................ 1.35%


(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fee for the Starburst Equity Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.50%. The Adviser reserves the right, in its sole discretion, to terminate these waivers at any time.

(2) "Total Other Expenses" is based on estimated amounts for the current fiscal year. The Fund, either directly or through its transfer agent, may enter into arrangements with recordkeepers and others who provide services to shareholders, and may compensate such entities for their services. Any such arrangements, if entered into, may increase the Fund's "Total Other Expenses".

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF INVESTMENT SHARES OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND."

EXAMPLE                                                          1 Year 3 Years
-------                                                          ------ -------
You would pay the following expenses on a $1,000 investment
assuming
(1) 5% annual return; (2) payment of the maximum sales charge;
and (3) redemption at the end of each time period...............  $14     $43


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.








PERFORMANCE INFORMATION FOR PREDECESSOR COMMON TRUST FUNDS
-------------------------------------------------------------------------------

The Starburst Equity Fund is the successor to a common trust fund previously managed by Compass Bank. A substantial portion of the assets of that common trust fund was transferred to the Fund in connection with the Fund's commencement of operations. Set forth below is certain performance data for the predecessor common trust fund, which is deemed relevant because the collective investment fund was managed using virtually the same investment objectives, policies and restrictions as those used by the Fund. The performance data, however, is not necessarily indicative of the future performance of the Fund. Further, the predecessor common trust was not subject to certain investment limitations imposed on mutual funds which, if they had been imposed, may have adversely affected a collective fund's performance.

The predecessor common trust fund did not incur expenses that correspond to the advisory, administrative, and other fees to which the Fund is subject. Accordingly, the following performance information has been adjusted by applying the total expense ratios for the corresponding Fund, as disclosed in the Prospectus at the time the Fund commenced operations, which reduced the actual performance of the common trust fund.

The average annual total returns (adjusted to reflect current Fund expenses net of voluntary waivers and reimbursements) for the following periods:

                                                  FIVE
                                                 YEARS
                                    ONE   THREE  ENDED     SINCE
                                    YEAR  YEARS 12/31/96 INCEPTION
                                    ----  ----- -------- ---------
River Oaks Equity Model Trust Fund     %      %      %         %




GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares, Investment Shares and Institutional Shares. This prospectus relates only to Investment Shares of the Fund.

Investment Shares of the Fund are primarily designed for customers of Compass Bank and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in common stocks issued by mid- and large-capitalization companies. Except as noted herein, a minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

Fund shares are currently sold at net asset value plus an applicable sales charge and redeemed at net asset value.




INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide growth of capital, with a secondary objective of income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in common stocks issued by mid- and large- capitalization companies. The Fund may invest any remaining assets in warrants and rights to purchase common stocks, preferred stocks convertible into common stock, non-convertible preferred stocks, U.S. dollar denominated equity securities of foreign issuers listed on national securities exchanges or actively traded in the over-the-counter market, and American Depositary Receipts ("ADRs"). The Fund also may purchase and sell ("write") put and call options (including options on indices) and may purchase financial futures contracts and options thereon. The Fund also may purchase bonds convertible into common stock and Standard & Poor's Depositary Receipts ("SPDRs").


TEMPORARY INVESTMENTS. The Fund may invest some or all of its assets in cash, shares of money market mutual funds and repurchase agreements for liquidity reasons or for defensive purposes during times of unusual market conditions.

EQUITY SECURITIES. Equity securities consist primarily of common stocks and instruments exchangeable or convertible into common stocks. Common stock represents units of ownership in a corporation or other company. Investments in equity securities are subject to market risks which may cause their prices to fluctuate over time. Changes in the value of these securities will not necessarily affect cash income derived from these securities but will affect the Fund's net asset value.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such
securities.         RESTRICTED SECURITIES. The Fund may invest in restricted
securities. Restricted securities are securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted
securities may be illiquid.     WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS.
The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend portfolio securities on a short-term basis to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities filed for bankruptcy or became insolvent, disposition of the securities may be delayed.
PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities as a hedge to attempt to protect securities which the Fund holds, or will be purchasing, against decreases or increases in value. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options written by the Fund, the Fund will segregate liquid obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund can purchase or write options that are either traded over-the-counter or on an exchange. The Fund will purchase and write over-the-counter options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular instruments at a certain time in the future for a specified price. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be ear-marked to collateralize the position.

RISKS ASSOCIATED WITH FUTURES AND OPTIONS ON FUTURES. When the Fund uses futures and options on futures, there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's adviser could be incorrect in its expectations about the direction or extent of market factors. Although the adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on
this secondary market.     FOREIGN SECURITIES RISK. Investments in securities
issued by foreign companies present special risks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDS because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to [10]% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust and subject to direction by the Trustees, investment decisions for the Fund are made by Compass Bank (the "Adviser"). The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive a portion of its fee and reimburse certain expenses of the Fund. The Adviser reserves the right, in its sole discretion, to teriminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank (formerly known as Central Bank of the South), an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), formerly known as Central Bancshares of the South, Inc., a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  The Fund is managed by members of the Starburst Portfolio Management Team.

DISTRIBUTION OF FUND SHARES

[              ] (the "Distributor") is the principal distributor for shares of the Fund. It is a wholly-owned subsidiary of SEI Investments Company ("SEI"), and is the principal distributor for a number of investment companies.

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the Fund
may pay to [                      ] an amount computed at an annual rate of
 .25% of the average daily net asset value of the Investment shares to finance any activity which is principally intended to result in the sale of shares subject to the Plan.

[                       ] may, from time to time and for such periods as it
deems appropriate, voluntarily reduce or completely waive compensation payable under the Plan.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients in changing dividend options, account designations, and addresses; and providing such other services as the Fund reasonably requests. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses.

SHAREHOLDER SERVICING AGREEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, the Distributor may also pay financial institutions,



including Compass Bank and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan.

Compass Bank, Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred to herein as "Compass."


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee
which is calculated daily and paid monthly at an annual rate of   % of the
Fund's average daily net assets. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

CUSTODIAN. Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
--------------------------------------------------------------------------------
The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN INVESTMENT SHARES
--------------------------------------------------------------------------------

SHARE PURCHASES

Investment Shares may be purchased through Boston Financial Data Services, Inc. ("Boston Financial"). Investors may purchase shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. Investors may call Boston Financial at [1-800-239-1930.] Payment may be made either by check, wire-transfer of federal funds or direct debit from a Compass Bank account.

To purchase by check, the check must be included with the order and made payable to "The Starburst Equity Fund--Investment Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks[, credit cards, credit card checks and cash] will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

To purchase by wire, investors should call Boston Financial for wiring instructions at [1-800-239-1930.] Payment for all orders must be received within three days of placing the order. Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.




MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                  SALES CHARGE AS A   SALES CHARGE AS A
                                 PERCENTAGE OF PUBLIC PERCENTAGE OF NET
  AMOUNT OF TRANSACTION             OFFERING PRICE     AMOUNT INVESTED
  ---------------------          -------------------- -----------------
[Less than $500,000                     [2.50%             [2.56%
$500,000 but less than $750,000         2.00%               2.04%
$750,000 but less than $1
 million                                1.00%               1.01%
$1 million but less than $2
 million                                0.25%               0.25%
$2 million or more]                     0.00%]              0.00%]


The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received; and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

[PURCHASES AT NET ASSET VALUE. Investment Class Shares of the Fund may be purchased at net asset value, without a sales charge, by directors and
employees of the Fund, Bancshares or its affiliates, or            or any bank
or investment dealer who has a sales agreement with the Distributor with regard to the Fund, [and their spouses and children under 21].

SALES CHARGE REALLOWANCE. For sales of shares of the Fund, Compass Brokerage, Inc. or any authorized dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to Compass Brokerage, Inc. or registered broker/dealers will be retained by the Distributor. [However, the Distributor will periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales charge the Distributor normally retains or any other source available to it, will be predicated upon the amount of the shares of the Fund that are sold by the dealer.]

REDUCING THE SALES CHARGE
The sales charge can be reduced on the purchase of Fund shares through:

  . quantity discounts and accumulated purchases;
  . signing a 13-month letter of intent; or . using the reinvestment privilege.





QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $490,000 and purchases $10,000 more at the public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.00%, not 2.50%.

To receive the sales charge reduction, Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $500,000 of Fund shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 2.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Boston Financial must be notified by the shareholder in writing or by his financial institution of the reinvestment, in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by Boston Financial, plus the applicable sales charge. A shareholder may apply for participation in this program by calling Boston Financial.



DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Fund or Compass as appropriate.






CAPITAL GAINS

Capital net gains realized by the Fund, if any, will be distributed at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange shares of the Fund for shares in The Starburst Bond Fund, The Starburst Money Market Fund, and any other portfolio of the Trust. Shares of funds sold with a sales charge may be exchanged at net asset value for shares of other funds with an equal sales charge or no sales charge. Shares of funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds sold with a sales charge at net asset value, plus the applicable sales charge imposed by the fund whose shares are being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Boston Financial or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges between participating funds by calling [1-800-239-1930.] In addition, investors may exchange shares by calling Boston Financial.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial or an authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Boston Financial before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request
may do so by sending it to: [                                           ].

In addition, an investor may exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact Boston Financial or an authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

Send mail requests to: [                                                 ].

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent, by Boston Financial or an authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Boston Financial receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Boston Financial or an authorized broker.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning Boston Financial at [1-800-239-1930.] For calls received by Boston Financial before 3:00 p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at Compass or a check will be sent to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be sent after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.
An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through Boston Financial. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Boston Financial should mail written requests to: [
     ].

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:
  . a trust company or commercial bank whose deposits are insured by the
   Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
   Exchange;
  . a savings bank or savings association whose deposits are insured by the
   Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
   Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a
signature guarantee program. Redemptions of $     or greater for a Fund must
be in writing and a signature guarantee must accompany the written request. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Boston Financial. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.
Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense level, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.





OTHER CLASSES OF SHARES
--------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold to accounts where Compass Bank or bank affiliates of Bancshares have a trust or agency relationship. Institutional Shares are sold at net asset value.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund are sold. Expense differences between Investment Shares and Institutional Shares may affect the performance of each class.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares, investors
may call [       .]






ADDRESSES
--------------------------------------------------------------------------------

The Starburst Equity Fund
                                                                                         Oaks, Pennsylvania 19456
-----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              SEI Financial Services Company
                                                                                         Oaks, Pennsylvania 19456
-----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 32nd Street
                                                                                         Birmingham, Alabama 35233
-----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
-----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      [2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401]
-----------------------------------------------------------------------------------------------------------------------------
[Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036]
-----------------------------------------------------------------------------------------------------------------------------




                                                     THE STARBURST
                                                      EQUITY FUND

                                                    INVESTMENT

                                                      SHARES
                                                       PROSPECTUS

                                               [LOGO OF STARBURST FUNDS]
                                          A PORTFOLIO OF THE STARBURST FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY
                                                            , 1997
                                                       ----------

  [                 ]
  ------------------------
  Distributor

  COMPASS BANK
  ------------------------
  Investment Adviser






THE STARBURST BOND FUND

(A PORTFOLIO OF THE STARBURST FUNDS) INVESTMENT SHARES

PROSPECTUS

The shares offered by this prospectus represent interests in a diversified portfolio known as The Starburst Bond Fund (formerly The Starburst Government Income Fund) (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide current income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio consisting primarily of bonds, as well as other fixed income securities.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated       ,
1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling 1-800-239-1930. To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated       , 1997



TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

GENERAL INFORMATION            2
-------------------------------------

INVESTMENT INFORMATION         2
-------------------------------------

 Investment Objective          2

 Investment Policies           2

 Investment Limitations        8

FUND INFORMATION               9
-------------------------------------

 Management of the Fund        9

 Distribution of Fund Shares  10

 Administration of the Fund   10

NET ASSET VALUE               10
-------------------------------------

INVESTING IN INVESTMENT SHARES     11

-------------------------------------

 Share Purchases              11

 Minimum Investment Required  11

 What Shares Cost             11

 Reducing the Sales Charge    12

 Systematic Investment Program     13


 Dividends                    13

 Capital Gains                13

 Retirement Plans             13

EXCHANGE PRIVILEGE            13
-------------------------------------

REDEEMING SHARES              15
-------------------------------------

 Systematic Withdrawal Program     16

 Accounts with Low Balances   16

SHAREHOLDER INFORMATION       17
-------------------------------------

 Voting Rights                17

EFFECT OF BANKING LAWs        17
-------------------------------------

TAX INFORMATION               17
-------------------------------------

 Federal Income Tax           17


PERFORMANCE INFORMATION       18
-------------------------------------

OTHER CLASSES OF SHARES       18
-------------------------------------

ADDRESSES                     19
-------------------------------------



SUMMARY OF FUND EXPENSES
--------------------------------------------------------------------------------


                               INVESTMENT SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......  2.50%
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)....................................................................  None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable).............................................  None
Redemption Fee (as a percentage of amount redeemed, if applicable)..................  None*
Exchange Fee........................................................................  None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1)...................................................  0.75%
12b-1 Fee (after waiver) (2)........................................................  0.00%
Total Other Expenses................................................................  0.33%
    Total Fund Operating Expenses (3)...............................................  1.08%



(1) The management fee has been reduced to reflect the voluntary waiver of the management fee. The adviser can terminate this voluntary waiver at any time at its sole discretion. The maximum management fee is 0.75%. The Adviser has agreed, on a voluntary basis, to waive its advisory fee for the Starburst Bond Fund to the extent necessary to keep the "Total Operating Epenses" for the current fiscal year from exceeding 1.10%. The Adviser reserves the right, in its sole discretion, to terminate these waivers at any time.

(2) Under the Fund's Rule 12b-1 Distribution Plan, the Fund can pay up to 0.25% as a 12b-1 fee. The 12b-1 fee has been reduced to reflect the voluntary waiver of compensation by the Distributor. The Distributor can terminate this waiver at any time at its sole discretion.

(3) Total Fund Operating Expenses would have been 1.33% absent the voluntary waivers by the Adviser and Distributor.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND."


EXAMPLE                                          1 Year 3 Years 5 Years 10 Years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of
each time period. The Fund charges no
contingent deferred sales charge...............   $11     $34     $60     $133


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.


GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Shares and Institutional Shares. This prospectus relates only to Investment Shares.

The Fund is primarily designed for customers of Compass Bank and its correspondents or affiliates who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in bonds and other fixed income securities. Except as noted herein, a minimum initial investment of $1,000 is required. Subsequent investments must be in amounts of at least $100.

Fund shares are currently sold at net asset value plus an applicable sales charge and redeemed at net asset value.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE
The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in bonds. The Fund may invest any remaining assets in a variety of fixed income securities, as further described below.

BONDS. The Fund may acquire bonds, which include debentures and notes, issued by U.S. and foreign companies as well as by bonds U.S. and foreign governments and supranational entities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. Government securities. U.S. government securities in which the Fund invests include:

  .direct obligations of the U.S. Treasury, including STRIPs and zero coupon securities; and



  . obligations of U.S. government agencies or instrumentalities, which may include but are not limited to Federal Home Loan Banks, Government National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

Obligations of U.S. government agencies or instrumentalities are backed in a variety of ways by the U.S. government, or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of the Federal Home Loan Mortgage Corporation are backed by the credit of the agency issuing the obligations.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities which are issued by private entities. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government. The underlying mortgage pools may consist of both fixed and adjustable rate mortgages. Other mortgage-related securities that may be purchased by the Fund include collateralized mortgage obligations ("CMOs") and REMICs (discussed below).

ASSET-BACKED SECURITIES (NON-MORTGAGE). Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purposes of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. Zero coupon obligations may include interest only and principal only components of fixed income securities, as well as interests in trusts that issue interests in fixed income securities, such as "CATs" and "TIGRs."

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

CMOS/REMICS. These are mortgaged-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturity or final distribution dates, resulting in a loss of all or part of any premium paid. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

[DOLLAR ROLLS. Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.]

GUARANTEED INVESTMENT CONTRACTS ("GICS"). GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies.

BANK INVESTMENT CONTRACTS ("BICS"). BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution.

SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

INVESTMENT RISKS. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Prices of securities eligible for purchase by the Fund are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.

Mortgage-related securities may have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-related securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-related securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.




Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial statements and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

TEMPORARY INVESTMENTS. The Fund may invest in cash and short-term obligations during times of unusual market conditions for defensive purposes. Short-term obligations include:

  .obligations of the U.S. government or its agencies or instrumentalities;
  and
  .high quality commercial paper;

  .short-term obligations issued by domestic banks and U.S. branches of foreign banks; and
  .repurchase agreements.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased, are earmarked or otherwise segregated until the transaction is settled.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments.

RESTRICTED SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.



The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities on a short-term basis to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund only will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund can purchase or write options that are either traded over-the-counter or on an exchange. The Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund also may write put and call options and purchase put and call options on financial futures contracts. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be earmarked or otherwise segregated to collateralize the position.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing non-hedging futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

  SPECIAL RISKS ASSOCIATED WITH FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES. When the Fund uses financial futures and options on financial futures there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.



The Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank as the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The Adviser may choose to voluntarily waived a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank, an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

  The Fund is managed by members of the Starburst Portfolio Management Team.


DISTRIBUTION OF FUND SHARES

[         ] (the "Distributor") is the principal distributor for shares of the
Fund. [         ] is a subsidiary of [         ].

DISTRIBUTION PLAN. Pursuant to the provisions of a distribution plan adopted in accordance with the Investment Company Act Rule 12b-1 (the "Plan"), the
Fund may pay to [         ] an amount computed at an annual rate of .25% of
the average daily net asset value of the Investment Shares to finance any activity which is principally intended to result in the sale of shares subject
to the Plan. [         ] may, from time to time and for such periods as it
deems appropriate, voluntarily reduce or completely waive compensation payable under the Plan.

The Distributor may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers, and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide sales and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. The Fund's Plan is a compensation type plan. As such, the Fund makes no payments to the Distributor except as described above. Therefore, the Fund does not pay for unreimbursed expenses of the Distributor, including amounts expended by the Distributor in excess of amounts received by it from the Fund, interest, carrying or other financing charges in connection with excess amounts expended, or the distributor's overhead expenses.

SHAREHOLDER SERVICING ARRANGEMENTS. In addition to the fees paid by the Distributor to financial institutions under the Plan as described above, may also pay financial institutions, including Compass Bank and various other affiliates of Bancshares, a fee with respect to the average daily net asset value of shares held by their customers for providing administrative services. This fee is in addition to the amounts paid under the Plan.

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. [SEI Fund Resources (the "Administrator")], provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of . % of the Fund's average daily net assets. The Administrator may choose to voluntarily waived a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.


CUSTODIAN. Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out-of-pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.




INVESTING IN INVESTMENT SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Shares of the Fund may be purchased through Boston Financial Data Services, Inc. ("Boston Financial"). Investors may purchase shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. The Fund reserves the right to reject any purchase request.

TO PLACE AN ORDER. An investor (including Compass customers) may call at
Boston Financial at        . Payment may be made either by check, wire-
transfer of federal funds or direct debit from a Compass Bank account.

To purchase by check, the check must be included with the order and made payable to "The Starburst Bond Fund." Orders are considered received after payment by check is converted into federal funds. Third party checks [, credit cards, credit card checks and cash] will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

To purchase by wire, investors should call Boston Financial for wiring
instructions at             . Payment for all orders must be received within
three days of placing the order. Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

MINIMUM INVESTMENT REQUIRED

The minimum initial investment in the Fund is $1,000, except for an IRA account, which requires a minimum initial investment of $500. Subsequent investments must be in amounts of at least $100.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received, plus a sales charge as follows:

                                       SALES CHARGE AS A    SALES CHARGE AS A
                                         PERCENTAGE OF        PERCENTAGE OF
AMOUNT OF TRANSACTION                PUBLIC OFFERING PRICE NET AMOUNT INVESTED
---------------------                --------------------- -------------------
Less than $500,000                           2.50%                2.56%
$500,000 but less than $750,000              2.00%                2.04%
$750,000 but less than $1 million            1.00%                1.01%
$1 million but less than $2 million          0.25%                0.25%
$2 million or more                           0.00%                0.00%


The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) on the NYSE, Monday through Friday, except on: (i) days on which there are not sufficient changes in the value of the Fund's portfolio securities that its net asset value might be materially affected; (ii) days during which no shares are tendered for redemption and no orders to purchase shares are received;
and (iii) the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

PURCHASES AT NET ASSET VALUE. Directors and employees of the Fund, Bancshares
or its affiliates, or [              ] or their affiliates, or any bank or
investment dealer who has a sales agreement with [              ] with regard
to the Fund, [and their spouses and children under 21.]

SALES CHARGE REALLOWANCE. For sales of shares of the Fund, Compass Brokerage, Inc. or any authorized dealer will normally receive up to 85% of the applicable sales charge. Any portion of the sales charge which is not paid to Compass Brokerage, Inc. or registered broker/dealers will be retained by the Distributor. However, the Distributor will periodically, uniformly offer to pay to dealers additional amounts in the form of cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Fund or other special events at recreational-type facilities, or items of material value. Such payments, all or a portion of which may be paid from the sales charge the Distributor normally retains or any other source available to it, will be predicated upon the amount of the shares of the Fund that are sold by the dealer.

The sales charge for shares sold other than through Compass Brokerage, Inc. or registered broker/dealers will be retained by the Distributor. The Distributor may pay fees to banks out of the sales charge in exchange for sales and/or administrative services performed on behalf of the bank's customers in connection with the initiation of customer accounts and purchases of shares of the Fund.

REDUCING THE SALES CHARGE

The sales charge can be reduced on the purchase of Fund shares through:

  .quantity discounts and accumulated purchases;
  .signing a 13-month letter of intent; or .using the reinvestment privilege.

QUANTITY DISCOUNTS AND ACCUMULATED PURCHASES. As shown in the table above, larger purchases reduce the sales charge paid. The Fund will combine purchases made on the same day by the investor, his spouse, and his children under age 21 when it calculates the sales charge.

If an additional purchase of Fund shares is made, the Fund will consider the previous purchases still invested in the Fund. For example, if a shareholder already owns shares having a current value at the public offering price of $490,000 and purchases $10,000 more at the public offering price, the sales charge on the additional purchase according to the schedule now in effect would be 2.00%, not 2.50%.

To receive the sales charge reduction, Compass Brokerage, Inc. or the Distributor must be notified by the shareholder in writing at the time the purchase is made that Fund shares are already owned or that purchases are being combined. The Fund will reduce the sales charge after it confirms the purchases.

LETTER OF INTENT. If a shareholder intends to purchase at least $500,000 of Fund shares over the next 13 months, the sales charge may be reduced by signing a letter of intent to that effect. This letter of intent includes a provision for a sales charge adjustment depending on the amount actually purchased within the 13-month period and a provision for the Fund's custodian to hold 2.50% of the total amount intended to be purchased in escrow (in shares of the Fund) until such purchase is completed.

The amount held in escrow will be applied to the shareholder's account at the end of the 13-month period unless the amount specified in the letter of intent is not purchased. In this event, an appropriate number of escrowed shares may be redeemed in order to realize the difference in the sales charge.

This letter of intent will not obligate the shareholder to purchase shares, but if the shareholder does, each purchase during the period will be at the sales charge applicable to the total amount intended to be purchased. This letter may be dated as of a prior date to include any purchases made within the past 90 days.

REINVESTMENT PRIVILEGE. If shares in the Fund have been redeemed, the shareholder has a one-time right, within 30 days, to reinvest the redemption proceeds at the next-determined net asset value without any sales charge. Boston Financial must be notified by the shareholder in writing or by his financial institution of the reinvestment, in order to eliminate a sales charge. If the shareholder redeems his shares in the Fund, there may be tax consequences.

SYSTEMATIC INVESTMENT PROGRAM

Once a Fund account has been opened, shareholders may add to their investment on a regular basis in a minimum amount of $100. Under this program, funds may be automatically withdrawn periodically from the shareholder's checking account and invested in Fund shares at the net asset value next determined after an order is received by Boston Financial, plus the applicable sales charge. A shareholder may apply for participation in this program by calling Boston Financial.



DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Fund or Compass as appropriate.

CAPITAL GAINS

Capital net gains realized by the Fund, if any, will be distributed at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange shares of the Fund for shares in The Starburst Equity Fund, The Starburst Money Market Fund, and any other portfolio of the Trust. Shares of funds with a sales charge may be exchanged at net asset value for shares of other funds with an equal sales charge or no sales charge. Shares of funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds sold with a sales charge at net asset value, plus the applicable sales charge imposed by the fund whose shares being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

Shareholders who exercise this exchange privilege must exchange shares having a net asset value of at least $1,000. Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by [Boston Financial] of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Boston Financial or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [            ]. In addition, investors
may exchange shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Boston Financial or an authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Boston Financial before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request
may do so by sending it to:                . In addition, an investor may
exchange shares by sending a written request to their authorized broker directly.


Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact Boston Financial or an authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

Send mail requests to:                .

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent, by Boston Financial or authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Boston Financial receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Boston Financial or authorized broker.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning Boston
Financial at            . For calls received by Boston Financial before 3:00
p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at Compass or a check will be sent to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be sent after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through Boston Financial. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Boston Financial
should mail written requests to:               .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.


SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the
    Bank Insurance Fund ("BIF"), which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.
The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Boston Financial. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

ACCOUNTS WITH LOW BALANCES

Due to the high cost of maintaining accounts with low balances, the Fund may redeem shares in any account and pay the proceeds to the shareholder if the account balance falls below the required minimum value of $1,000. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement. This requirement does not apply, however, if the balance falls below $1,000 because of changes in the Fund's net asset value.


SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold to accounts where Compass Bank or bank affiliates of Bancshares have a trust or agency relationship. Institutional Shares are sold at net asset value.

Financial institutions and brokers providing sales and/or administrative services may receive different compensation depending upon which class of shares of the Fund are sold. Expense differences between Investment Shares and Institutional Shares may affect the performance of each class.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares,
investors may call   .


ADDRESSES
--------------------------------------------------------------------------------

The Starburst Bond Fund                                                                  [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              [               ]                          [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 32nd Street
                                                                                         Birmingham, Alabama 35233
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                                              [               ]                          [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
----------------------------------------------------------------------------------------------------------------------------



                                                     THE STARBURST

                                                     BOND FUND

                                                 INVESTMENT SHARES
                                                       PROSPECTUS

                                             [LOGO OF THE STARBURST FUNDS]
                                          A PORTFOLIO OF THE STARBURST FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY

                                                          , 1997
                                                       ----------

  [             ]
  ------------------------
  Distributor

  COMPASS BANK
  ------------------------
  Investment Adviser

  Cusip #855245809

  2040607A (00/97)
  93/33-2400



THE STARBURST BOND FUND
(A PORTFOLIO OF THE STARBURST FUNDS)

INSTITUTIONAL SHARES

PROSPECTUS

The shares offered by this prospectus represent interests in a diversified portfolio known as The Starburst Bond Fund (formerly The Starburst Government Income Fund) (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

The investment objective of the Fund is to provide current income. The Fund pursues this investment objective by investing in a professionally managed, diversified portfolio consisting primarily of bonds, as well as other fixed income securities.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY. INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

This prospectus contains the information you should read and know before you invest in shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information dated       ,
1997, with the Securities and Exchange Commission ("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have
received your prospectus electronically, free of charge by calling           .
To obtain other information or make inquiries about the Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Prospectus dated       , 1997

TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

FINANCIAL HIGHLIGHTS           2
-------------------------------------

GENERAL INFORMATION            3
-------------------------------------

INVESTMENT INFORMATION         3
-------------------------------------

 Investment Objective          3

 Investment Policies           3

 Investment Limitations        9

FUND INFORMATION              10
-------------------------------------

 Management of the Fund       10

 Distribution of Fund Shares  11

 Administration of the Fund   11

NET ASSET VALUE               11
-------------------------------------

INVESTING IN INSTITUTIONAL SHARES  11

-------------------------------------

 Share Purchases              11

 What Shares Cost             12

 Shareholder Accounts         12



 Dividends                    12

 Capital Gains                12

 Retirement Plans             12

EXCHANGE PRIVILEGE            13
-------------------------------------

REDEEMING SHARES              14
-------------------------------------

 Systematic Withdrawal Program     15

SHAREHOLDER INFORMATION       15
-------------------------------------

 Voting Rights                15

EFFECT OF BANKING LAWs        16
-------------------------------------

TAX INFORMATION               16
-------------------------------------

 Federal Income Tax           16


PERFORMANCE INFORMATION       16
-------------------------------------

OTHER CLASSES OF SHARES       17
-------------------------------------

ADDRESSES                     18
-------------------------------------

SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).. None
Maximum Sales Charge Imposed on Reinvested Dividends (as a percentage of offering price)............................................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, if applicable)........................................ None
Redemption Fee (as a percentage of amount redeemed, if applicable)............. None*
Exchange Fee................................................................... None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                        ANNUAL FUND OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1).............................................. 0.75%
12b-1 Fee (after waiver)....................................................... 0.00%
Total Other Expenses........................................................... 0.33%
    Total Fund Operating Expenses (1).......................................... 1.08%


(1) The Adviser has agreed, on a voluntary basis, to waive its advisory fee for the Starburst Bond Fund to the extent necessary to keep the "Total Operating Expenses" for the current fiscal year from exceeding 1.10%. The Adviser reserves the right, in its sole discretion, to terminate these waivers at any time.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE FUND WILL BEAR EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE FUND."

EXAMPLE                                          1 Year 3 Years 5 Years 10 Years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of
each time period...............................   $11     $34     $60     $133


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

THE STARBURST BOND FUND*

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust's 1996 Annual Report to Shareholders and is available upon request
and without charge by calling [              .]

                                     YEAR ENDED OCTOBER 31,
                         -------------------------------------------
                          1996     1995     1994     1993    1992(A)
------------------------  ----     ----     ----     ----    -------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 9.92   $ 9.54   $10.40   $10.25   $10.00
------------------------
INCOME FROM INVESTMENT
 OPERATIONS
------------------------
 Net investment income     0.58     0.63     0.54     0.63     0.36
------------------------
 Net realized and
  unrealized gain (loss)
  on investments          (0.15)    0.38    (0.86)    0.21     0.25
                         ------   ------   ------   ------   ------
------------------------
 Total from investment
  operations               0.43     1.01    (0.32)    0.84     0.61
                         ------   ------   ------   ------   ------
------------------------
LESS DISTRIBUTIONS
------------------------
 Distributions from net
 investment income        (0.58)   (0.63)   (0.54)   (0.63)   (0.36)
                         ------   ------   ------   ------   ------
------------------------
 Distributions from net
 realized gain on
 investments               --       --       --      (0.06)    --
                         -------  -------  ------   ------   -------
------------------------
 Total distributions      (0.58)   (0.63)   (0.54)   (0.69)   (0.36)
                         ------   ------   ------   ------   ------
------------------------
NET ASSET VALUE, END OF
 PERIOD                  $ 9.77   $ 9.92   $ 9.54   $10.40   $10.25
                         ------   ------   ------   ------   ------
------------------------
TOTAL RETURN (B)           4.44%   10.94%   (3.12%)   8.42%    6.24%
------------------------
RATIOS TO AVERAGE NET
 ASSETS
------------------------
 Expenses                  1.08%    1.04%    1.20%    1.11%    0.79%**
------------------------
 Net investment income     5.90%    6.51%    5.44%    6.11%    6.79%**
------------------------
 Expense
  waiver/reimbursement
  (c)                      0.50%    0.47%    0.30%    0.29%    0.60%**
------------------------
SUPPLEMENTAL DATA
------------------------
 Net assets, end of
  period (000 omitted)   $44,522  $63,521  $58,827   $97,246  $65,984
------------------------
 Portfolio turnover           77%      79%     91%       69%      88%
------------------------


  * Formerly The Starburst Government Income Fund.

**  Computed on an annualized basis.
(a) Reflects operations for the period from April 20, 1992 (date of initial public investment) to October 31, 1992.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Shares and Institutional Shares. This prospectus relates only to Institutional Shares of The Starburst Bond Fund.

Institutional Shares of the Fund are primarily designed for customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed, diversified portfolio primarily investing in bonds and other fixed income securities.

Fund shares are currently sold at net asset value and redeemed at net asset value.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The investment policies described below may be changed by the Board of Trustees (the "Trustees") without shareholder approval. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests primarily in bonds as well as other fixed income securities. Under normal circumstances, the Fund will invest at least 65% of the value of its total assets in bonds. The Fund may invest any remaining assets in a variety of fixed income securities, as further described below.

BONDS. The Fund may acquire bonds, which may include debentures and notes, issued by U.S. and foreign companies as well as by U.S. and foreign governments and supranational entities. All such instruments must be denominated in U.S. dollars and must be rated "A" or better by one or more nationally recognized statistical rating organization ("NRSRO") at the time of purchase.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in U.S. government securities. U.S. government securities in which the Fund invests include:

  . direct obligations of the U.S. Treasury, including STRIPs and zero coupon securities; and

  . obligations of U.S. government agencies or instrumentalities, which may include but are not limited to Federal Home Loan Banks, Government National Mortgage Association, and the Federal Home Loan Mortgage Corporation.

Obligations of U.S. government agencies or instrumentalities are backed in a variety of ways by the U.S. government, or its agencies or instrumentalities. Some of these obligations, such as Government National Mortgage Association mortgage-backed securities, are backed by the full faith and credit of the U.S. Treasury. Obligations of Federal Home Loan Banks are backed by the discretionary authority of the U.S. government to purchase certain obligations of agencies or instrumentalities. Obligations of the Federal Home Loan Mortgage Corporation are backed by the credit of the agency issuing the obligations.

MORTGAGE-RELATED SECURITIES. The Fund may invest in mortgage-related securities which are issued by private entities. The mortgage-related securities in which the Fund may invest may be: (i) privately issued securities which are collateralized by pools of mortgages in which each mortgage is guaranteed as to payment of principal and interest by an agency or instrumentality of the U.S. government; (ii) privately issued securities which are collateralized by pools of mortgages in which payment of principal and interest are guaranteed by the issuer and such guarantee is collateralized by U.S. government securities; or (iii) other privately issued securities in which the proceeds of the issuance are invested in mortgage-backed securities and payment of the principal and interest are supported by the credit of any agency or instrumentality of the U.S. government. The underlying mortgage pools may consist of both fixed and adjustable rate mortgages. Other mortgage-related securities that may be purchased by the Fund include collateralized mortgage obligations ("CMOs") and REMICs (discussed below).

ASSET-BACKED SECURITIES (NON-MORTGAGE). Asset-backed securities consist of securities secured by company receivables, truck and auto loans, leases and credit card receivables. Such securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in the underlying pools of assets. Such securities also may be debt instruments, which are also known as collateralized obligations and are generally issued as the debt of a special purpose entity, such as a trust, organized solely for purposes of owning such assets and issuing such debt. A Fund may invest in other asset-backed securities that may be created in the future if the Advisor determines they are suitable.

STRIPPED MORTGAGE-BACKED SECURITIES ("SMBS"). SMBs are usually structured with two classes that receive specified proportions of the monthly interest and principal payments from a pool of mortgage securities. One class may receive all of the interest payments and is thus termed an interest-only class ("IO"), while the other class may receive all of the principal payments and is thus termed the principal-only class ("PO"). The value of IOs tends to increase as rates rise and decrease as rates fall; the opposite is true of POs. SMBs are extremely sensitive to changes in interest rates because of the impact thereon of prepayment of principal on the underlying mortgage securities.

ZERO COUPON OBLIGATIONS. Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically. Zero coupon obligations may include interest only and principal only components of fixed income securities, as well as interests in trusts that issue interests in fixed income securities, such as "CATs" and "TIGRs."

LOAN PARTICIPATIONS. Loan participations are interests in loans to U.S. corporations which are administered by the lending bank or agent for a syndicate of lending banks, and sold by the lending bank or syndicate member ("intermediary bank"). In a loan participation, the borrower corporation will be deemed to be the issuer of the participation interest except to the extent the Fund derives its rights from the intermediary bank. Because the intermediary bank does not guarantee a loan participation in any way, a loan participation is subject to the credit risks generally associated with the underlying corporate borrower. In the event of the bankruptcy or insolvency of the corporate borrower, a loan participation may be subject to certain defenses that can be asserted by such borrower as a result of improper conduct by the intermediary bank. In addition, in the event the underlying corporate borrower fails to pay principal and interest when due, the Fund may be subject to delays, expenses and risks that are greater than those that would have been involved if the Fund had purchased a direct obligation of such borrower. Under the terms of a loan participation, the Fund may be regarded as a creditor of the intermediary bank (rather than of the underlying corporate borrower), so that the Fund may also be subject to the risk that the intermediary bank may become insolvent.

CMOS/REMICS. These are mortgaged-backed securities issued by a non-governmental entity, such as a trust or corporation. These securities include collateralized mortgage obligations ("CMOs") and real estate mortgage investment conduits ("REMICs"). While they are generally structured with one or more types of credit enhancement, private pass-through securities typically lack a guarantee by an entity having the credit status of a governmental agency or instrumentality.

In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier than their stated maturity or final distribution dates, resulting in a loss of all or part of any premium paid. A REMIC is a CMO that qualifies for special tax treatment under the Internal Revenue Code and invests in certain mortgages principally secured by interests in real property.

CONVERTIBLE SECURITIES. Convertible securities are corporate securities that are exchangeable for a set number of shares of another security at a prestated price. Convertible securities have characteristics similar to both fixed income and equity securities. Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

[DOLLAR ROLLS. Dollar roll transactions consist of the sale of mortgage-backed securities to a bank or broker-dealer, together with a commitment to purchase similar, but not necessarily identical, securities at a future date. Any difference between the sale price and the purchase price is netted against the interest income foregone on the securities to arrive at an implied borrowing (reverse repurchase) rate. Alternatively, the sale and purchase transactions which constitute the dollar roll can be executed at the same price, with the Fund being paid a fee as consideration for entering into the commitment to purchase. Dollar rolls may be renewed after cash settlement and initially may involve only a firm commitment agreement by the Fund to buy a security. If the broker-dealer to whom the Fund sells the security becomes insolvent, the Fund's right to purchase or repurchase the security may be restricted. Also, the value of the security may change adversely over the term of the dollar roll, such that the security that the Fund is required to repurchase may be worth less than the security that the Fund originally held.]

GUARANTEED INVESTMENT CONTRACTS ("GICS"). GICs are contracts issued by U.S. insurance companies. Pursuant to such contracts, the Fund makes cash contributions to a deposit fund of the insurance company's general account. The insurance company then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, GICs are not assignable or transferable without the permission of the issuing insurance companies.

BANK INVESTMENT CONTRACTS ("BICS"). BICs are contracts issued by U.S. banks and savings and loan institutions. Pursuant to such contracts, a Fund makes cash contributions to a deposit fund of the general account of the bank or savings and loan institution. The bank or savings and loan institution then credits to the Fund on a monthly basis guaranteed interest at either a fixed, variable or floating rate. Generally, BICs are not assignable or transferable without the permission of the issuing bank or savings and loan institution.

SWAPS, CAPS, FLOORS AND COLLARS. Interest rate swaps, mortgage swaps, currency swaps and other types of swap agreements such as caps, floors and collars are designed to permit the purchaser to preserve a return or spread on a particular investment or portion of its portfolio, and to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. In a typical interest rate swap, one party agrees to make regular payments equal to a floating interest rate times a "notional principal amount," in return for payments equal to a fixed rate times the same amount, for a specific period of time. Swaps may also depend on other prices or rates, such as the value of an index or mortgage prepayment rates. In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party.

INVESTMENT RISKS. The value of the Fund's shares will fluctuate. The amount of this fluctuation is dependent upon the quality and maturity of the securities in the Fund's portfolio, as well as on market conditions. Prices of securities eligible for purchase by the Fund are interest rate sensitive, which means that their value varies inversely with market interest rates. Thus, if market interest rates have increased from the time a security was purchased, the security, if sold, might be sold at a price less than its cost. Similarly, if market interest rates have declined from the time a security was purchased, the security, if sold, might be sold at a price greater than its cost.

Mortgage-related securities may have less potential for capital appreciation than other similar investments (e.g., investments with comparable maturities) because as interest rates decline, the likelihood increases that mortgages will be prepaid. Furthermore, if mortgage-related securities are purchased at a premium, mortgage foreclosures and unscheduled principal payments may result in some loss of a holder's principal investment to the extent of the premium paid. Conversely, if mortgage-related securities are purchased at a discount, both a scheduled payment of principal and an unscheduled prepayment of principal would increase current and total returns and would accelerate the recognition of income, which would be taxed as ordinary income when distributed to shareholders.

Securities of foreign issuers are subject to certain risks not typically associated with domestic securities, including, among other risks, changes in currency rates and in exchange control regulations, costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial statements and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, withholding taxes and changes in taxes on income on securities, and possible seizure, nationalization or expropriation of the foreign issuer or foreign deposits.

TEMPORARY INVESTMENTS. The Fund may invest in cash and short-term obligations during times of unusual market conditions for defensive purposes. Short-term obligations include:

  .obligations of the U.S. government or its agencies or instrumentalities;
   and
  .high quality commercial paper;

  .short-term obligations issued by domestic banks and U.S. branches of foreign banks; and
  .repurchase agreements.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions deemed by the adviser to be creditworthy pursuant to guidelines established by the Trustees.

REVERSE REPURCHASE AGREEMENTS. The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement the Fund transfers possession of a portfolio instrument to another person, such as a financial institution, broker, or dealer, in return for a percentage of the instrument's market value in cash, and agrees that on a stipulated date in the future the Fund will repurchase the portfolio instrument by remitting the original consideration plus interest at an agreed upon rate. When effecting reverse repurchase agreements, assets of the Fund in a dollar amount sufficient to make payment for the obligations to be purchased, are earmarked or otherwise segregated until the transaction is settled.

INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES. The Fund may invest in the securities of other investment companies. The Fund will invest in other investment companies primarily for the purpose of investing short-term cash which has not yet been invested in other portfolio instruments.

RESTRICTED SECURITIES. The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities laws. Restricted securities may be illiquid.

VARIABLE AND FLOATING RATE INSTRUMENTS. Certain obligations may carry variable or floating rates of interest, and may involve conditional or unconditional demand features. Such instruments bear interest at rates which are not fixed, but which vary with changes in specified market rates or indices.

The interest rates on these securities may be reset daily, weekly, quarterly or some other reset period, and may have a floor or ceiling on interest rate changes. There is a risk that the current interest rate on such obligations may not accurately reflect existing market interest rates.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend portfolio securities on a short-term basis to broker/ dealers, banks, or other institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Fund's Trustees and will receive collateral in the form of cash or U.S. government securities equal to at least 100% of the value of the securities loaned.

There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

PUT AND CALL OPTIONS. The Fund may purchase put and call options on its portfolio securities. The Fund may also write (sell) put and call options on all or any portion of its portfolio to generate income for the Fund. The Fund only will write call options on securities either held in its portfolio or which it has the right to obtain without payment of further consideration or for which it has segregated cash in the amount of any additional consideration. In the case of put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities.

The Fund can purchase or write options that are either traded over-the-counter or on an exchange. The Fund will generally purchase and write over-the-counter options on portfolio securities in negotiated transactions with the buyers or writers of the options since options on the portfolio securities held by the Fund are not traded on an exchange. Over-the-counter options are two party contracts with price and terms negotiated between buyer and seller. The Fund purchases and writes options only with investment dealers and other financial institutions (such as commercial banks or savings associations) deemed creditworthy by the Fund's adviser.

FINANCIAL FUTURES AND OPTIONS ON FUTURES. The Fund may purchase and sell financial futures contracts. Financial futures contracts call for the delivery of particular debt instruments at a certain time in the future. The seller of the contract agrees to make delivery of the type of instrument called for in the contract and the buyer agrees to take delivery of the instrument at the specified future time.

The Fund also may write put and call options and purchase put and call options on financial futures contracts. When the Fund writes a call option on a futures contract, it is undertaking the obligation of selling the futures contract at a fixed price at any time during a specified period if the option is exercised. Conversely, as purchaser of a put option on a futures contract, the Fund is entitled (but not obligated) to sell a futures contract at the fixed price during the life of the option. When the Fund writes a put option on a futures contract, it is undertaking to buy a particular futures contract at a fixed price at any time during a specified period if the option is exercised. As a purchaser of a call option on a futures contract, the Fund is entitled (but not obligated) to purchase a futures contract at a fixed price at any time during the life of the option. When the Fund purchases futures contracts, an amount of cash and cash equivalents, equal to the underlying commodity value of the futures contracts (less any related margin deposits), will be earmarked or otherwise segregated to collateralize the position.

The Fund may not purchase or sell futures contracts or related options if immediately thereafter the sum of the amount of margin deposits on the Fund's existing non-hedging futures positions and premiums paid for related options would exceed 5% of the market value of the Fund's total assets.

  SPECIAL RISKS ASSOCIATED WITH FINANCIAL FUTURES AND OPTIONS ON FINANCIAL FUTURES. When the Fund uses financial futures and options on financial futures there is a risk that the prices of the securities subject to the futures contracts may not correlate with the prices of the securities in the Fund's portfolio. This may cause the futures contract and any related options to react differently than the portfolio securities to market changes. In addition, the Fund's investment adviser could be incorrect in its expectations about the direction or extent of market factors such as interest rate movements. In these events, the Fund may lose money on the futures contract or option. It is not certain that a secondary market for positions in futures contracts or for options will exist at all times. Although the investment adviser will consider liquidity before entering into options transactions, there is no assurance that a liquid secondary market on an exchange will exist for any particular futures contract or option at any particular time. The Fund's ability to establish and close out futures and options positions depends on this secondary market.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its net assets and pledge up to 10% of the value of its total assets to secure such borrowings; or
  . with respect to securities comprising 75% of its assets, invest more than 5% of its total assets in securities of one issuer (except cash and cash items, and securities issued or guaranteed by the U.S. government or its agencies or instrumentalities).

The above investment limitations cannot be changed without shareholder approval. The following limitation, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in this limitation becomes effective.

The Fund will not:

  . invest more than 15% of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank as the Fund's investment adviser (the "Adviser") subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .75% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank, an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services, and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990 and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

  The Fund is managed by members of the Starburst Portfolio Management Team.

DISTRIBUTION OF FUND SHARES

[         ] (the "Distributor") is the principal distributor for shares of the
Fund. [         ] is a subsidiary of [         ].

ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. [SEI Fund Resources (the "Administrator")], provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate
of   % of the Fund's average daily net assets. The Administrator may choose to voluntarily waive a portion of its fee. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.


CUSTODIAN. Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of 0.02% of the
Fund's daily net assets and is reimbursed for its out-of-pocket expenses.
NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund's net asset value per share fluctuates. It is determined by dividing the sum of the market value of all securities and other assets, less liabilities, by the number of shares outstanding.

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares may be purchased through the Asset Management Group of Compass Bank, Birmingham, Alabama or through other affiliates of Bancshares or division of an affiliate of Bancshares providing fiduciary trust, private banking, agency and similar services. Investors may purchase Institutional Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Institutional Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at Compass.

To purchase by check, the check must be included with the order and made payable to "The Starburst Bond Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks [, credit cards, credit card checks and cash] will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before [3:00 p.m. (Central time)] on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [3:00 p.m. (Central time)]. Federal funds should be wired as follows: Compass Bank; ABA
Number [06001186]; Credit:                   Deposit Account--A/C Number     ;
Further credit to: The Starburst Bond Fund--Institutional Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.

WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund on sales of Institutional Shares.

The net asset value is determined as of the close of trading (normally 3:00 p.m., Central time) on the NYSE, Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

As transfer agent for the Fund, Boston Financial Data Services, Inc. ("Boston Financial") maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Institutional Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Institutional Shares will be recorded by Compass and reflected in the account statements provided by Compass to customers, and reports of purchases and redemptions of Institutional Shares held by Compass in a fiduciary, advisory, custodial, agency or similar capacity on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends will be reinvested automatically in additional shares on payment dates without a sales charge unless cash payments are requested by writing to the Fund or Compass as appropriate.

CAPITAL GAINS

Capital net gains realized by the Fund, if any, will be distributed at least once every twelve months.

RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange shares of the Fund for shares in The Starburst Equity Fund, The Starburst Money Market Fund, and any other portfolio of the Trust. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.


Upon receipt by [Boston Financial] of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholder. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Boston Financial or an authorized broker.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [            ]. In addition, investors
may exchange shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through a Boston Financial or an authorized broker.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass or an authorized broker and transmitted to Boston Financial before 3:00 p.m. (Central time) for shares to be exchanged the same day.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request
may do so by sending it to:                . In addition, an investor may
exchange shares by sending a written request to their authorized broker directly.

Shareholders of the Fund may have difficulty in making exchanges by telephone through banks, brokers and other financial institutions during times of drastic economic or market changes. If shareholders cannot contact Boston Financial or an authorized broker by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery.

Send mail requests to:                .

Any shares held in certificate form cannot be exchanged by telephone but must be forwarded to the transfer agent, by Boston Financial or an authorized broker and deposited to the shareholder's account before being exchanged.

REDEEMING SHARES
-------------------------------------------------------------------------------

The Fund redeems shares at their net asset value next determined after Boston Financial receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Boston Financial or an authorized broker.

BY TELEPHONE. Shareholders may redeem shares of the Fund by telephoning Boston
Financial at            . For calls received by Boston Financial before 3:00
p.m. (Central time), proceeds will normally be deposited into the shareholder's account, if any, at Compass or a check will be mailed to the address of record on the next business day. In no event will it take more than seven days for proceeds to be wired or a check to be mailed after a proper request for redemption has been received. If, at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem shares of the Fund by sending a written request to the Fund through Boston Financial. The written request should include the shareholder's name, the Fund name, the account number, and the share or dollar amount requested. Investors redeeming through Boston Financial
should mail written requests to:               .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by the Bank Insurance Fund ("BIF"), which is administered by the FDIC;

  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchange;
  . a savings bank or savings association whose deposits are insured by the Savings Association Insurance Fund ("SAIF"), which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SYSTEMATIC WITHDRAWAL PROGRAM

Shareholders who desire to receive monthly or quarterly payments of a predetermined amount may take advantage of the Systematic Withdrawal Program. Under this program, Fund shares are redeemed to provide for periodic withdrawal payments in an amount directed by the shareholder. Depending upon the amount of the withdrawal payments, the amount of dividends paid and capital gains distributions with respect to Fund shares, and the fluctuation of the net asset value of Fund shares redeemed under this program, redemptions may reduce, and eventually deplete, the shareholder's investment in the Fund. For this reason, payments under this program should not be considered as yield or income on the shareholder's investment in the Fund. To be eligible to participate in this program, a shareholder must have invested at least $10,000 in the Fund (at current offering price).

A shareholder may apply for participation in this program through Boston Financial. Due to the fact that shares are sold with a sales charge, it is not advisable for shareholders to be purchasing shares while participating in this program.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular Fund, only shares of that Fund are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund will pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions. This applies whether dividends and distributions are received in cash or as additional shares.

STATE AND LOCAL TAXES. Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its total return and yield.

Total return represents the change, over a specified period of time, in the value of an investment in the Fund after reinvesting all income and capital gains distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

The yield of the Fund is calculated by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This number is then annualized using semi-annual compounding. The yield does not necessarily reflect income actually earned by the Fund and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

Total return and yield will be calculated separately for Investment Shares and Institutional Shares. Because Investment Shares are subject to sales charges and differing expense levels, the total return and yield for Institutional Shares, for the same period, ordinarily will exceed that of Investment Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Shares. Investment Shares are sold primarily to retail customers of Compass Bank. Investments in Investment Shares are subject to a minimum initial investment
of $    .

Investment Shares are distributed pursuant to a 12b-1 Plan. Financial institutions and brokers providing sales and/or administrative services may receive different compensation from one class of shares of the Fund than from another class of shares.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Shares, investors may call 800-239-1930.

ADDRESSES
--------------------------------------------------------------------------------

The Starburst Bond Fund                                                                  [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Distributor
                                              [               ]                          [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 32nd Street
                                                                                         Birmingham, Alabama 35233
----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
                                              [               ]                          [               ]
                                                                                         [               ]
----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
----------------------------------------------------------------------------------------------------------------------------

                                                     THE STARBURST

                                                     BOND FUND

                                               INSTITUTIONAL SHARES
                                                       PROSPECTUS

                                             [LOGO of THE STARBURST FUNDS]
                                          A PORTFOLIO OF THE STARBURST FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY

                                                          , 1997
                                                       ----------

  [             ]
  ------------------------
  Distributor

  COMPASS BANK
  ------------------------
  Investment Adviser

  Cusip #

      A (00/97)
  93/33-2400



Prospectus dated     , 1997

THE STARBURST MONEY MARKET FUND
(A PORTFOLIO OF THE STARBURST FUNDS)

INSTITUTIONAL SHARES

PROSPECTUS

The Institutional Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Starburst Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Institutional Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for
Institutional Shares dated       ,with the Securities and Exchange Commission
("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
[              .] To obtain other information or make inquiries about the
Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


TABLE OF CONTENTS
--------------------------------------------------------------------------------

SUMMARY OF FUND EXPENSES            1
-------------------------------------

FINANCIAL HIGHLIGHTS--INSTITUTIONAL
SHARES                         2
-------------------------------------

GENERAL INFORMATION            3
-------------------------------------

INVESTMENT INFORMATION         3
-------------------------------------

 Investment Objective          3

 Investment Policies           3

 Investment Limitations        7

FUND INFORMATION               7
-------------------------------------

 Management of the Fund        7

 Distribution of Institutional
 Shares                        8

 Administration of the Fund    8

NET ASSET VALUE                9
-------------------------------------

INVESTING IN INSTITUTIONAL SHARES   9

-------------------------------------

 Share Purchases               9

 What Shares Cost             10

 Shareholder Accounts         10

 Dividends                    10

 Capital Gains                10

 Retirement Plans             10

EXCHANGE PRIVILEGE            10
-------------------------------------

REDEEMING INSTITUTIONAL SHARES     12

-------------------------------------

SHAREHOLDER INFORMATION       13
-------------------------------------

 Voting Rights                13

EFFECT OF BANKING LAWs        14
-------------------------------------

TAX INFORMATION               14
-------------------------------------

 Federal Income Tax           14

 State and Local Taxes        14

PERFORMANCE INFORMATION       14
-------------------------------------

OTHER CLASSES OF SHARES       15

-------------------------------------

ADDRESSES                     16
-------------------------------------



SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                             INSTITUTIONAL SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price).......................................................... None
Maximum Sales Charge Imposed on Reinvested Dividends
 (as a percentage of offering price)...................................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable).................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)........ None*
Exchange Fee.............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                           ANNUAL OPERATING EXPENSES
                    (As a percentage of average net assets)
Management Fee (after waiver) (1) ....................................... 0.20%
12b-1 Fee................................................................ None
Total Other Expenses (2)(3).............................................. 0.23%
    Total Institutional Operating Expenses (2)(3)........................ 0.43%


[(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .43%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund would be .28%.

(3) Absent the voluntary waivers and reimbursements described above, "Total Institutional Shares Operating Expenses" for the Fund would be .68%.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INSTITUTIONAL SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTLY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INSTITUTIONAL SHARES."

EXAMPLE                                          1 year 3 years 5 years 10 years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period. The Fund charges no redemption fee.....   $ 4     $14     $24     $54


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



THE STARBURST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust 1996 Annual Report to Shareholders and is available upon request and
without charge by calling [         .]

                                             YEAR ENDED OCTOBER 31,
                         --------------------------------------------------------------
                           1996     1995     1994     1993     1992     1991   1990(A)
-----------------------    ----     ----     ----     ----     ----     ----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD      $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income      0.04     0.05     0.03     0.03     0.04     0.06     0.06
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income         (0.04)   (0.05)   (0.03)   (0.03)   (0.04)   (0.06)   (0.06)
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
NET ASSET VALUE, END OF
 PERIOD                   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00   $ 1.00
                          ------   ------   ------   ------   ------   ------   ------
-----------------------
TOTAL RETURN (B)            4.95%    5.51%    3.29%    2.84%    4.07%    6.44%    5.89%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                   0.71%    0.56%    0.75%    0.70%    0.64%    0.62%    0.58%(c)
-----------------------
 Net investment income      4.85%    5.38%    3.26%    2.83%    4.01%    6.13%    7.80%(c)
-----------------------
 Expense
  waiver/reimbursement
  (d)                       0.00%    0.10%    0.04%    0.00%    0.01%    0.05%    0.10%(c)
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)   $136,666 $141,434 $158,367 $131,508 $187,394 $212,997 $117,716
-----------------------

(a) Reflects operations for the period from February 5, 1990 (date of initial public investment) to October 31, 1990.
(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.
(c) Computed on an annualized basis.
(d)This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.




GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Investment Service Shares and Institutional Shares. This prospectus relates only to Institutional Shares of the Fund.

Institutional Shares of the Fund are primarily designed customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.
The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper ("CCP") and
    Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;

  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as [the World Bank];

  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and

  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.
Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.


FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or

  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.

  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank, an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990, and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INSTITUTIONAL SHARES

        (the "Distributor") is the principal distributor for Shares of the
Fund. It is a corporation organized on             , and is the principal
distributor for a number of investment companies.        is a subsidiary of
     .


ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a fee which is calculated daily and paid monthly at an annual rate of . % of the Fund's average daily net assets. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

CUSTODIAN. Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Institutional Shares may be purchased through the Asset Management Group of Compass Bank, Birmingham, Alabama or through other affiliates of Bancshares providing fiduciary, trust, private banking and similar services. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at Compass.

To purchase by check, the check must be included with the order and made payable to "The Starburst Money Market Fund--Institutional Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks [, credit cards, credit card checks and cash] will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 business days.

When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before 1:00 p.m. (Central time) on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [1:00 p.m.] (Central time). Federal funds should be wired as follows: Compass Bank; ABA
Number 06001186; Credit: [         Deposit Account--A/C Number      ]; Further
credit to: The Starburst Money Market Fund--Institutional Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.



Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 3:00 p.m., Central time) on the NYSE Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

As transfer agent for the Fund, Boston Financial Data Services, Inc. ("Boston Financial") maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares will be recorded by Compass and reflected in the account statements provided by Boston Financial to customers, and reports of purchases and redemptions of Shares by Compass on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund or Boston Financial, as appropriate. Share purchase orders received by the Fund before 11:00 a.m. (Central time) earn dividends that day.

CAPITAL GAINS

Capital net gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.

RETIREMENT PLANS
Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Shares of the Fund for shares in The Starburst Equity Fund, The Starburst Bond Fund and any other portfolios of the Trust. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.



Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Boston Financial of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling their Compass trust representative.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [    .] In addition, investors may
exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial.

Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass and transmitted to Boston Financial before 3:00 p.m. (Central time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Starburst Money Market Fund--Institutional
Shares,                       .

Shareholders of the Fund may have difficulty in making exchanges by telephone during times of drastic economic or market changes. If shareholders cannot contact Boston Financial by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: The Starburst Money Market Fund--Institutional Shares,
        .

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Boston Financial, and deposited to the shareholder's account before being exchanged.



REDEEMING INSTITUTIONAL SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Boston Financial Company receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Boston Financial.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Boston
Financial. Shareholders may call toll-free           . Redemption requests
through Boston Financial must be received before 10:00 a.m. (Central time). It is the responsibility of Boston Financial to transmit orders to the Fund by 11:00 a.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Boston Financial before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Boston Financial.

For calls received by Boston Financial before 1:00 p.m. (Central time) proceeds will normally be wired the same day to Boston Financial. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.

Under limited circumstances, arrangements may be made with Boston Financial for same day receipt of redemption proceeds, if such redemption requests are received prior to 1:00 p.m. (Central time). Investors interested in establishing such arrangements are requested to call Boston Financial.

A daily dividend will be paid on Shares redeemed if the redemption request is
received by Boston Financial after [    ] (Central time). However, the
proceeds are normally not wired until the following business day. Redemption
requests received before [    ] (Central time) will normally be paid the same
day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Boston Financial. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Boston Financial should mail written requests to: The Starburst Money
Market Fund--Institutional Shares,                          .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;
  . a savings bank or savings association whose deposits are insured by SAIF which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.

Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.


EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.
Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES
Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return for Shares.

The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares are subject to shareholder service fees, the yield, effective yield and total return for Investment Shares, for the same period, will exceed that of Institutional Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.
OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Investment Services Shares. Investment Services Shares are sold at net asset value. Investments in Investment Services Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Investment Services Shares,
investors may call         .


ADDRESSES
--------------------------------------------------------------------------------

The Starburst Money Market Fund                                                          [Federated Investors Tower
                                              Institutional Shares                       Pittsburgh, Pennsylvania 15222-3779]
-----------------------------------------------------------------------------------------------------------------------------
Distributor
                                                                                         [Federated Investors Tower
                                                                                         Pittsburgh, Pennsylvania 15222-3779]
-----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 32nd Street
                                                                                         Birmingham, Alabama 35233
-----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
-----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
-----------------------------------------------------------------------------------------------------------------------------



                                                     THE STARBURST

                                                 MONEY MARKET FUND

                                               INSTITUTIONAL SHARES
                                                       PROSPECTUS

                                               [LOGO OF STARBURST FUNDS]
                                          A PORTFOLIO OF THE STARBURST FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY

                                                  [       , 1997]
                                                       ----------

  [              ]
  ------------------------
  Distributor

  COMPASS BANK
  ------------------------
  Investment Adviser

  Cusip #855245601

  1010704A-I (00/97)

  [RECYCLED PAPER LOGO]




Prospectus dated     , 1997

THE STARBURST MONEY MARKET FUND
(A PORTFOLIO OF THE STARBURST FUNDS)

INVESTMENT SERVICE SHARES

PROSPECTUS

The Investment Service Shares ("Shares") offered by this prospectus represent interests in the portfolio known as The Starburst Money Market Fund (the "Fund"). The Fund is one of a series of investment portfolios in The Starburst Funds (the "Trust"), an open-end, management investment company (a mutual fund).

THE FUND ATTEMPTS TO MAINTAIN A STABLE NET ASSET VALUE OF $1.00 PER SHARE; THERE CAN BE NO ASSURANCE THAT THE FUND WILL BE ABLE TO DO SO.

The investment objective of the Fund is to provide current income consistent with stability of principal. The Fund pursues this investment objective by investing in a variety of high-quality money market instruments maturing in thirteen months or less.

Shareholders can invest in or redeem Shares at any time without charge or penalty imposed by the Fund.

Compass Bank professionally manages the Fund's portfolio.

THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR OF ANY BANK, ARE NOT ENDORSED OR GUARANTEED BY COMPASS BANK, COMPASS BANCSHARES, INC. OR ANY OF ITS AFFILIATES, OR BY ANY BANK, AND ARE NOT OBLIGATIONS OF, GUARANTEED BY OR INSURED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION ("FDIC"), THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENT AGENCY.

This prospectus contains the information you should read and know before you invest in Investment Service Shares of the Fund. Keep this prospectus for future reference.

The Fund has also filed a Statement of Additional Information for Investment
Service Shares dated       ,with the Securities and Exchange Commission
("SEC"). The information contained in the Statement of Additional Information is incorporated by reference into this prospectus. You may request a copy of the Statement of Additional Information or a paper copy of this prospectus, if you have received your prospectus electronically, free of charge by calling
[              .] To obtain other information or make inquiries about the
Fund, contact the Fund at the address listed in the back of this prospectus. The Statement of Additional Information, material incorporated by reference into this document, and other information regarding the Fund is maintained electronically with the SEC at Internet Web site (http://www.sec.gov).

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



TABLE OF CONTENTS
--------------------------------------------------------------------------------
SUMMARY OF FUND EXPENSES            1
-------------------------------------

FINANCIAL HIGHLIGHTS--INVESTMENT
 SERVICE SHARES                2
-------------------------------------

GENERAL INFORMATION            3
-------------------------------------

INVESTMENT INFORMATION         3
-------------------------------------

 Investment Objective          3

 Investment Policies           3

 Investment Limitations        7

FUND INFORMATION               7
-------------------------------------

 Management of the Fund        7

 Distribution of Investment Service
 Shares                        8

 Administration of the Fund    9

NET ASSET VALUE                9
-------------------------------------

INVESTING IN INVESTMENT SERVICE
SHARES                         9
-------------------------------------

 Share Purchases               9

 What Shares Cost             10

 Shareholder Accounts         10

 Dividends                    10

 Capital Gains                10

 Retirement Plans             11

EXCHANGE PRIVILEGE            11
-------------------------------------

REDEEMING INVESTMENT SERVICE
SHARES                        12
-------------------------------------


SHAREHOLDER INFORMATION       14
-------------------------------------

 Voting Rights                14

EFFECT OF BANKING LAWs        14
-------------------------------------

TAX INFORMATION               14
-------------------------------------

 Federal Income Tax           14

 State and Local Taxes        15

PERFORMANCE INFORMATION       15
-------------------------------------

OTHER CLASSES OF SHARES       15

-------------------------------------

ADDRESSES                     16
-------------------------------------



SUMMARY OF FUND EXPENSES
-------------------------------------------------------------------------------

                          INVESTMENT SERVICE SHARES
                       SHAREHOLDER TRANSACTION EXPENSES
Maximum Sales Charge Imposed on Purchases (as a percentage of offering price)......................................................... None
Maximum Sales Charge Imposed on Reinvested
 Dividends (as a percentage of offering price)........................... None
Contingent Deferred Sales Charge (as a percentage of original purchase price or redemption proceeds, as applicable)................... None
Redemption Fee (as a percentage of amount redeemed, if applicable)....... None*
Exchange Fee............................................................. None

*Wire-transferred redemptions of less than $5,000 may be subject to additional fees.

                          ANNUAL OPERATING EXPENSES
                   (As a percentage of average net assets)
Management Fee (after waiver) (1)....................................... 0.20%
Shareholder Servicing Fee .............................................. 0.25%
Total Other Expenses (2)(3)............................................. 0.23%
    Total Investment Service Operating Expenses (2)(3).................. 0.69%


[(1) The management fee has been reduced to reflect a voluntary waiver. Absent this waiver, the maximum management fee is .40%. The Adviser has voluntarily agreed to waive all or a portion of its fee to limit total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than .69%. The Adviser reserves the right, in its sole discretion, to terminate these voluntary fee waivers at any time.

(2) The Administrator has agreed to waive, on a voluntary basis, a portion of its fees. The Administrator reserves the right to terminate its waiver at any time in its sole discretion. Absent such waiver, "Total Other Expenses" for the Fund would be .28%.

(3) Absent the voluntary waivers and reimbursements described above, "Total Institutional Service Shares Operating Expenses" for the Fund would be .93%.

  THE PURPOSE OF THIS TABLE IS TO ASSIST AN INVESTOR IN UNDERSTANDING THE VARIOUS COSTS AND EXPENSES THAT A SHAREHOLDER OF THE INVESTMENT SERVICE SHARES OF THE FUND WILL BEAR, EITHER DIRECTLY OR INDIRECTY. FOR MORE COMPLETE DESCRIPTIONS OF THE VARIOUS COSTS AND EXPENSES, SEE "FUND INFORMATION" AND "INVESTING IN THE INVESTMENT SERVICE SHARES."

EXAMPLE                                          1 year 3 years 5 years 10 years
-------                                          ------ ------- ------- --------
You would pay the following expenses on a
$1,000 investment assuming (1) 5% annual return
and (2) redemption at the end of each time
period. The Fund charges no redemption fee.....   $ 7     $22     $38     $85


  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.



THE STARBURST MONEY MARKET FUND

FINANCIAL HIGHLIGHTS--INVESTMENT SERVICE SHARES*
-------------------------------------------------------------------------------

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

The following information has been audited by Deloitte & Touche LLP, the Trust's independent auditors, as indicated in their report dated December 6, 1996 on the Trust's financial statements as of October 31, 1996 included in the Trust's Statement of Additional Information under "Financial Information." This table should be read in conjunction with the Trust's financial statements and related notes thereto. Additional performance information is set forth in the Trust 1996 Annual Report to Shareholders and is available upon request and
without charge by calling [         .]

                                     YEAR ENDED OCTOBER 31,
                         -----------------------------------------------
                          1996    1995    1994    1993    1992   1991(A)
-----------------------   ----    ----    ----    ----    ----   -------
NET ASSET VALUE,
 BEGINNING OF PERIOD     $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
-----------------------
INCOME FROM INVESTMENT
 OPERATIONS
-----------------------
 Net investment income     0.04    0.05    0.03    0.03    0.04    0.03
-----------------------
LESS DISTRIBUTIONS
-----------------------
 Distributions from net
 investment income        (0.04)  (0.05)  (0.03)  (0.03)  (0.04)  (0.03)
                         ------  ------  ------  ------  ------  ------
-----------------------
NET ASSET VALUE, END OF
 PERIOD                  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00  $ 1.00
                         ------  ------  ------  ------  ------  ------
-----------------------
TOTAL RETURN (B)           4.79%   5.35%   3.13%   2.69%   3.95%   2.90%
-----------------------
RATIOS TO AVERAGE NET
 ASSETS
-----------------------
 Expenses                  0.86%   0.71%   0.91%   0.86%   0.78%   0.61%**
-----------------------
 Net investment income     4.70%   5.22%   3.11%   2.66%   3.65%   5.51%**
-----------------------
 Expense
  waiver/reimbursement
  (c)                      0.10%   0.20%   0.22%   0.20%   0.19%   0.05%**
-----------------------
SUPPLEMENTAL DATA
-----------------------
 Net assets, end of
  period (000 omitted)  $36,054  $54,914  $39,722  $39,780  $36,432  $7,238
-----------------------


* Formerly the Investment Shares.
  ** Computed on an annualized basis.

(a) Reflects operations for the period from April 29, 1991 (date of initial public investment) to October 31, 1991.

(b) Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

(c) This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.




GENERAL INFORMATION
-------------------------------------------------------------------------------

The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989. The Declaration of Trust permits the Trust to offer separate series of shares of beneficial interest representing interests in separate portfolios of securities. The shares of beneficial interest in any one portfolio may be offered in separate classes. As of the date of this prospectus, the Board of Trustees (the "Trustees") has established two classes of shares of the Fund, Institutional Shares and Investment Service Shares. This prospectus relates only to Investment Service Shares of the Fund.

Investment Service Shares of the Fund are primarily designed customers of the Asset Management Group of Compass Bank or of any affiliate or any division of any affiliate or any correspondent of Compass Bank or any affiliate providing fiduciary, trust, agency, private banking or similar services who desire a convenient means of accumulating an interest in a professionally managed portfolio limited to money market instruments maturing in thirteen months or less.

The Fund attempts to stabilize the value of a Share at $1.00. Shares are currently sold and redeemed at that price.

INVESTMENT INFORMATION
-------------------------------------------------------------------------------

INVESTMENT OBJECTIVE

The investment objective of the Fund is to provide current income consistent with stability of principal. The investment objective cannot be changed without approval of shareholders. While there is no assurance that the Fund will achieve its investment objective, it endeavors to do so by complying with the diversification and other requirements of Rule 2a-7 under the Investment Company Act of 1940 which regulates money market mutual funds and by following the investment policies described in this prospectus.

INVESTMENT POLICIES

The Fund pursues its investment objective by investing primarily in a portfolio of money market instruments maturing in thirteen months or less. The average maturity of money market instruments in the Fund's portfolio, computed on a dollar-weighted basis, will be 90 days or less. Unless indicated otherwise, the investment policies set forth below may be changed by the Trustees without the approval of shareholders. Shareholders will be notified before any material change in these policies becomes effective.

ACCEPTABLE INVESTMENTS. The Fund invests in high quality money market instruments that are either rated in the highest short-term rating category by one or more nationally recognized statistical rating organizations or of comparable quality to securities having such ratings. Examples of these instruments include, but are not limited to:

  . debt obligations issued by U.S. and foreign corporations, including variable rate demand notes;
  . commercial paper (including Canadian Commercial Paper ("CCP") and
    Europaper);
  . certificates of deposit, demand and time deposits, bankers' acceptances and other instruments of domestic and foreign banks and other deposit institutions ("Bank Instruments");
  . short-term credit facilities, such as demand notes;

  . debt obligations issued by Canada and other foreign nations, as well as by supranational entities such as [the World Bank];

  . asset-backed and mortgage-backed securities, including collateralized mortgage obligations ("CMOs");

  . obligations issued or guaranteed as to payment of principal and interest by the U.S. Government or one of its agencies or instrumentalities ("Government Securities"); and

  . other money market instruments, including shares of other money market funds.

The Fund invests only in instruments denominated and payable in U.S. dollars.

VARIABLE RATE DEMAND NOTES. Variable rate demand notes are long-term corporate debt instruments that have variable or floating interest rates and provide the Fund with the right to tender the security for repurchase at its stated principal amount plus accrued interest. Such securities typically bear interest at a rate that is intended to cause the securities to trade at par. The interest rate may float or be adjusted at regular intervals (ranging from daily to annually), and is normally based on a published interest rate or interest rate index.

OBLIGATIONS OF SUPRANATIONAL ENTITIES. Supranational entities are entities established through the joint participation of several governments, and include the Asian Development Bank, Inter-American Development Bank, International Bank for Reconstruction and Development (World Bank), African Development Bank, European Economic Community, European Investment Bank and Nordic Investment Bank. The governmental members, or "stockholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK INSTRUMENTS. The Fund only invests in Bank Instruments either issued by an institution having capital, surplus and undivided profits over $100 million or insured by the Bank Insurance Fund ("BIF") or the Savings Association Insurance Fund ("SAIF"). Bank Instruments may include Canadian Time Deposits, Eurodollar Certificates of Deposit ("ECDs"), Yankee Certificates of Deposit ("Yankee CDs") and Eurodollar Time Deposits ("ETDs").

SHORT-TERM CREDIT FACILITIES. Demand notes are short-term borrowing arrangements between a corporation and an institutional lender (such as the Fund) payable upon demand by either party. The notice period for demand typically ranges from one to seven days, and the party may demand full or partial payment. The Fund may also enter into, or acquire participations in, short-term revolving credit facilities with corporate borrowers. Demand notes and other short-term credit arrangements usually provide for floating or variable rates of interest.

ASSET-BACKED SECURITIES. Asset-backed securities are securities issued by special purpose entities whose primary assets consist of a pool of loans or accounts receivable. The securities may take the form of beneficial interests in a special purpose trust, limited partnership interests or commercial paper or other debt securities issued by a special purpose corporation. Although the securities often have some form of credit or liquidity enhancement, payments on the securities depend predominately upon collections of the loans and receivables held by the issuer.

COMMERCIAL PAPER; SECTION 4(2) PAPER. Commercial paper is unsecured short-term promissory notes issued by municipalities, corporations and other entities with maturities up to nine months. The Fund may invest in commercial paper issued in reliance on the exemption from registration afforded by Section 4(2) of the Securities Act of 1933. Section 4(2) paper is restricted as to disposition under federal securities law and is generally sold to institutional investors, such as the Fund, who agree that they are purchasing the paper for investment purposes and not with a view to public distribution.
Section 4(2) paper is normally resold to other institutional investors like the Fund, thus providing liquidity.

PARTICIPATION INTERESTS. The Fund may purchase participation interests from financial institutions such as commercial banks, savings associations, and insurance companies, or from single-purpose, stand-alone finance subsidiaries or trusts of such institutions, or from other special purpose entities. Participation interests give the Fund an undivided fractional ownership interest in debt obligations. The debt obligations may include corporate loans or debt securities or other types of debt obligations.


MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are instruments that entitle the holder to a share of all interest and principal payments from mortgages underlying the security. The mortgages backing these securities include conventional thirty-year fixed rate mortgages, graduated payment mortgages, balloon mortgages and adjustable rate mortgages. During periods of declining interest rates, prepayment of mortgages underlying mortgage-backed securities can be expected to accelerate. Prepayment of mortgages which underlie securities purchased at a premium often results in capital losses, while prepayment of mortgages purchased at a discount often results in capital gains. Because of these unpredictable prepayment characteristics, it is often not possible to predict accurately the average life or realized yield of a particular issue. Mortgage-related securities eligible for purchase by the Fund may include collateralized mortgage obligations ("CMOs"). In a CMO, series of bonds or certificates are usually issued in multiple classes. Principal and interest paid on the underlying mortgage assets may be allocated among the several classes of a series of a CMO in a variety of ways. Principal payments on the underlying mortgage assets may cause CMOs to be retired substantially earlier then their stated maturities or final distribution dates, resulting in a loss of all or part of any premium paid.

U.S. GOVERNMENT OBLIGATIONS. Obligations issued or guaranteed by agencies of the U.S. Government, including, among others, the Federal Farm Credit Bank, the Federal Housing Administration and the Small Business Administration, and obligations issued or guaranteed by instrumentalities of the U.S. Government, including, among others, the Federal Home Loan Mortgage Corporation, the Federal Land Banks and the U.S. Postal Service. Some of these securities are supported by the full faith and credit of the U.S. Treasury (e.g. Government National Mortgage Association securities), others are supported by the right of the issuer to borrow from the Treasury (e.g., Federal Farm Credit Bank securities), while still others are supported only by the credit of the instrumentality (e.g., Federal National Mortgage Association securities). Guarantees of principal by agencies or instrumentalities of the U.S. Government may be a guarantee of payment at the maturity of the obligation so that in the event of a default prior to maturity there might be a market and thus no means of realizing on the obligation prior to maturity. Guarantees as to the timely payment of principal and interest do not extend to the value or yield of these securities nor to the value of the Fund's shares.

REPURCHASE AGREEMENTS. Repurchase agreements are arrangements in which banks, broker/dealers, and other recognized financial institutions sell U.S. government securities or other securities to the Fund and agree at the time of sale to repurchase them at a mutually agreed upon time and price within one year from the date of acquisition. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities.

DEMAND FEATURES. The Fund may acquire securities that are subject to demand features to purchase the securities at their principal amount (usually with accrued interest) within a fixed period following a demand by the Fund. The demand feature may be issued by the issuer of the underlying securities, a dealer in the securities or by another third party, and may not be transferred separately from the underlying security. The bankruptcy, receivership or default by the issuer of the demand feature, or a default on the underlying security or other event that terminates the demand feature before its exercise, will adversely affect the liquidity of the underlying security.

RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted and illiquid securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under federal securities law. Illiquid securities are securities that may not be sold at approximately their carrying value in seven days or less. The Fund will limit investments in illiquid securities, including restricted securities not determined by the Trustees to be liquid, non-negotiable time deposits, and repurchase agreements providing for settlement in more than seven days after notice, to 10% of its net assets.

LENDING OF PORTFOLIO SECURITIES. In order to generate additional income, the Fund may lend its portfolio securities on a short-term basis up to one-third of the value of its total assets to institutional borrowers of securities. The Fund will only enter into loan arrangements with broker/dealers, banks, or other institutions which the investment adviser has determined are creditworthy under guidelines established by the Trustees. There is the risk that when lending portfolio securities, the securities may not be available to the Fund on a timely basis, and the Fund may, therefore, lose the opportunity to sell the securities at a desirable price. In addition, in the event that a borrower of securities would file for bankruptcy or become insolvent, disposition of the securities may be delayed pending court action.

WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS. The Fund may purchase securities on a when-issued or delayed delivery basis. These transactions are arrangements in which the Fund purchases securities with payment and delivery scheduled for a future time. The seller's failure to complete these transactions may cause the Fund to miss a price or yield considered to be advantageous. Settlement dates may be a month or more after entering into these transactions, and the market values of the securities purchased may vary from the purchase prices.

CONCENTRATION OF INVESTMENTS. The Fund will not invest 25% or more of its total assets in any one industry except that the Fund may invest 25% or more of its total assets in obligations issued by U.S. banks and by U.S. branches of foreign banks.



FOREIGN SECURITIES RISK. ECDs, ETDs, Yankee CDs, CCPs, Canadian Time Deposits, and Europaper are subject to somewhat different risks than domestic obligations of domestic banks. Examples of these risks include international, economic and political developments, foreign governmental restrictions that may adversely affect the payment of principal or interest, foreign withholding or other taxes on interest income, difficulties in obtaining or enforcing a judgment against the issuing bank, and the possible impact of interruptions in the flow of international currency transactions. Different risks may also exist for Canadian Time Deposits, ECDs, ETDs and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing, recordkeeping and the public availability of information. These factors will be carefully considered by the Fund's adviser in selecting investments for the Fund.

INVESTMENT LIMITATIONS

The Fund will not:

  . borrow money directly or through reverse repurchase agreements
    (arrangements in which the Fund sells a portfolio instrument for a percentage of its cash value with an agreement to buy it back on a set date) or pledge securities except, under certain circumstances, the Fund may borrow up to one-third of the value of its total assets and pledge up to 15% of the value of its total assets to secure such borrowings; or

  . with respect to 75% of the value of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities. However, to the extent that the diversification requirements imposed by Rule 2a-7 are more stringent, the Fund will follow the dictates of Rule 2a-7.

The above investment limitations cannot be changed without shareholder approval.

FUND INFORMATION
-------------------------------------------------------------------------------

MANAGEMENT OF THE FUND

BOARD OF TRUSTEES. The Board of Trustees is responsible for managing the business affairs of the Trust and for exercising all of the powers of the Trust except those reserved for the shareholders. The Executive Committee of the Board of Trustees handles the Board's responsibilities between meetings of the Board.

INVESTMENT ADVISER. Pursuant to an investment advisory contract with the Trust, investment decisions for the Fund are made by Compass Bank, as the Fund's investment adviser (the "Adviser"), subject to direction by the Trustees. The Adviser continually conducts investment research and supervision for the Fund and is responsible for the purchase or sale of portfolio instruments, for which it receives an annual fee from the assets of the Fund.



  ADVISORY FEES. The Adviser is entitled to receive an annual investment advisory fee equal to .40% of the Fund's average daily net assets. The Adviser may choose to voluntarily waive or reimburse a portion of its fee. The Adviser reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

  ADVISER'S BACKGROUND. Compass Bank, an Alabama state member bank, is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. Through its subsidiaries and affiliates, Bancshares, the 54th largest bank holding company in the United States in terms of total assets as of September 30, 1996, offers a full range of financial services to the public including commercial lending, depository services, cash management, brokerage services, retail banking, credit card services, investment advisory services and trust services.

  As of September 30, 1996, Compass Bank offered a broad range of commercial banking services. The Adviser has managed mutual funds since February 5, 1990, and as of September 30, 1996, the Asset Management Group of Compass Bank had approximately $5.6 billion under administration of which it had investment discretion over approximately $1.7 billion. The Asset Management Group of Compass Bank provides investment advisory and management services for the assets of individuals, pension and profit sharing plans, endowments and foundations.

  As part of its regular banking operations, Compass Bank may make loans to public companies. Thus, it may be possible, from time to time, for the Fund to hold or acquire the securities of issuers which are also lending clients of Compass Bank. The lending relationship will not be a factor in the selection of securities.

DISTRIBUTION OF INVESTMENT SERVICE SHARES

        (the "Distributor") is the principal distributor for Shares of the
Fund. It is a corporation organized on             , and is the principal
distributor for a number of investment companies.        is a subsidiary of
     .

SHAREHOLDER SERVICE PLAN. Pursuant to the provisions of a shareholder service
plan (the "Plan"), the Fund will pay to         an amount computed at an annual
rate of [.25]% of the average daily net asset value of the Fund's Institutional Service Shares.

The         may select financial institutions such as banks, fiduciaries, custodians for public funds, investment advisers and broker/dealers, including Compass Bank and various other affiliates of Bancshares, to provide shareholder and/or administrative services as agents for their clients or customers who beneficially own shares of the Fund. Administrative services may include, but are not limited to, the following functions: providing office space, equipment, telephone facilities, and various personnel including clerical, supervisory, and computer as necessary or beneficial to establish and maintain shareholder accounts and records; processing purchase and redemption transactions and automatic investments of client account cash balances; answering routine client inquiries regarding the Fund; assisting clients with changing dividend options, account designations and addresses; and providing such other services as the Fund reasonably requests. The schedules of fees and the basis upon which fees will be paid will be determined, from time to time, by the Distributor.





ADMINISTRATION OF THE FUND

ADMINISTRATIVE SERVICES. SEI Fund Resources (the "Administrator") provides the Fund with certain administrative personnel and services necessary to operate the Fund. Such services include shareholder servicing and certain legal and accounting services. For these services, the Administrator is entitled to a
fee which is calculated daily and paid monthly at an annual rate of   % of the
Fund's average daily net assets. The Administrator reserves the right, in its sole discretion, to terminate these voluntary waivers at any time.

CUSTODIAN. Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's daily net assets and is reimbursed for its out of pocket expenses.

NET ASSET VALUE
-------------------------------------------------------------------------------

The Fund attempts to stabilize the net asset value of its Shares at $1.00 by valuing the portfolio securities using the amortized cost method. The net asset value per Share is determined by adding the interest of the Shares in the value of all securities and other assets of the Fund, subtracting the interest of the Shares in the liabilities of the Fund and those attributable to Shares, and dividing the remainder by the total number of Shares outstanding. The Fund, of course, cannot guarantee that its net asset value will always remain at $1.00 per Share.

INVESTING IN INVESTMENT SERVICE SHARES
-------------------------------------------------------------------------------

SHARE PURCHASES

Investment Service Shares may be purchased through the Asset Management Group of Compass Bank, Birmingham, Alabama or through other affiliates of Bancshares providing fiduciary, trust, private banking and similar services. Investors may purchase Shares of the Fund on all business days except on days which the New York Stock Exchange ("NYSE") is closed and federal or state holidays restricting wire transfers. In connection with the sale of Shares, the Distributor may, from time to time, offer certain items of nominal value to any shareholder or investor. The Fund reserves the right to reject any purchase request.

To purchase Shares, a customer may contact their local Compass Asset Management Group administrator or contact a Compass Asset Management Group representative by telephoning Compass Bank. Payment may be made either by check or wire transfer of federal funds or by debiting a customer's account at Compass.

To purchase by check, the check must be included with the order and made payable to "The Starburst Money Market Fund--Institutional Service Shares." Orders are considered received after payment by check is converted into federal funds. Third party checks[, credit cards, credit card checks and cash] will not be accepted. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account 15 business days.




When payment is made through wire transfer of federal funds, the order is considered received immediately upon receipt of the wire by Compass. Payment by wire must be received at Compass before 1:00 p.m. (Central time) on the same day as the order to earn dividends for that day. Prior to purchasing by wire, investors should call their Compass representative prior to [1:00 p.m.] (Central time). Federal funds should be wired as follows: Compass Bank; ABA
Number 06001186; Credit: [         Deposit Account--A/C Number      ]; Further
credit to: The Starburst Money Market Fund--Investment Service Shares; Re:
(Shareholder name and account number).

Under limited circumstances, arrangements may be made with Compass for same day receipt of purchase orders, to earn dividends that day. Investors interested in establishing such arrangements are requested to call their Compass representative, and are reminded that the Fund does reserve the right to refuse any purchase request.

Shares cannot be purchased on days on which the NYSE is closed and on federal or state holidays restricting wire transfers.


WHAT SHARES COST

Shares are sold at their net asset value next determined after an order is received. There is no sales charge imposed by the Fund.

The net asset value is determined at 12:00 noon, 3:00 p.m. (Central time), and as of the close of trading (normally 3:00 p.m., Central time) on the NYSE Monday through Friday, except on New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

SHAREHOLDER ACCOUNTS

As transfer agent for the Fund, Boston Financial Data Services, Inc. ("Boston Financial") maintains a Share account for each shareholder of record. Share certificates are not issued unless requested by contacting the Fund in writing. Shares sold to Compass acting in a fiduciary, advisory, custodial, agency, or similar capacity on behalf of customers may be held of record by Compass. Beneficial ownership of the Shares will be recorded by Compass and reflected in the account statements provided by Boston Financial to customers, and reports of purchases and redemptions of Shares by Compass on behalf of customers will be provided periodically by Compass to such customers.

DIVIDENDS

Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in additional Shares unless cash payments are requested by shareholders in writing to the Fund or Boston Financial, as appropriate. Share purchase orders received by the Fund before 12:00 noon (Central time) earn dividends that day.

CAPITAL GAINS

Capital net gains, if any, could result in an increase in dividends. Capital losses could result in a decrease in dividends. If, for some extraordinary reason, the Fund realizes net long-term capital gains, it will distribute them at least once every twelve months.



RETIREMENT PLANS

Shares of the Fund can be purchased as an investment for retirement plans or for IRA accounts. For further details, contact the Fund and consult a tax adviser.

EXCHANGE PRIVILEGE
-------------------------------------------------------------------------------

Shareholders may exchange Shares of the Fund for shares in The Starburst Equity Fund, The Starburst Bond Fund and any other portfolios of the Trust. Shares of funds with a sales charge may be exchanged at net asset value for shares of other funds with an equal sales charge or no sales charge. Shares of funds with no sales charge acquired by direct purchase or reinvestment of dividends on such shares may be exchanged for shares of funds with a sales charge at net asset value, plus the applicable sales charge imposed by the fund shares being purchased. Neither the Trust nor any of the Funds imposes any additional fees on exchanges. Exchange requests cannot be executed on days on which the NYSE is closed or on applicable banking holidays for affiliates of Bancshares.

When an exchange is made from a fund with a sales charge to a fund with no sales charge, the shares are exchanged and additional shares which have been purchased by reinvesting dividends on such shares retain the character of the exchanged shares for purposes of exercising further exchange privileges; thus, an exchange of such shares for shares of a fund with a sales charge would be at net asset value.

[Shareholders who exercise this privilege must exchange shares having a net asset value of at least $1,000.] Prior to any exchange, the shareholder must receive a copy of the current prospectus of the participating fund into which an exchange is to be made.

Upon receipt by Boston Financial of proper instructions and all necessary supporting documents, shares submitted for exchange will be redeemed at the next-determined net asset value. If the exchanging shareholder does not have an account in the participating fund whose shares are being acquired, a new account will be established with the same registration, dividend and capital gain options as the account from which shares are exchanged, unless otherwise specified by the shareholders. In the case where the new account registration is not identical to that of the existing account, a signature guarantee is required. (See "Redeeming Shares--By Mail.") Exercise of this privilege is treated as a redemption and new purchase for federal income tax purposes and, depending on the circumstances, a short or long-term capital gain or loss may be realized. The Fund reserves the right to modify or terminate the exchange privilege at any time. Shareholders would be notified prior to any modification or termination. Shareholders may obtain further information on the exchange privilege by calling Boston Financial.

EXCHANGE BY TELEPHONE. Shareholders may provide instructions for exchanges
between participating funds by calling [    .] In addition, investors may
exchange Shares by calling their authorized representative directly.

An authorization form permitting the Fund to accept telephone exchange requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial.
Shares may be exchanged by telephone only between fund accounts having identical shareholder registrations. Exchange instructions given by telephone may be electronically recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

Telephone exchange instructions must be received by Compass and transmitted to Boston Financial before 3:00 p.m. (Central time) for Shares to be exchanged the same day. Shareholders who exchange into Shares of the Fund will not receive a dividend from the Fund on the date of the exchange.

WRITTEN EXCHANGE. A shareholder wishing to make an exchange by written request may do so by sending it to: The Starburst Money Market Fund--Investment
Service Shares,                    .

Shareholders of the Fund may have difficulty in making exchanges by telephone during times of drastic economic or market changes. If shareholders cannot contact Boston Financial by telephone, it is recommended that an exchange request be made in writing and sent by mail for next day delivery. Send mail requests to: The Starburst Money Market Fund--Investment Service Shares,
             .

Any Shares held in certificate form cannot be exchanged by telephone but must be forwarded to Boston Financial, and deposited to the shareholder's account before being exchanged.

REDEEMING INSTITUTIONAL SERVICE SHARES
-------------------------------------------------------------------------------

The Fund redeems Shares at their net asset value next determined after Boston Financial receives the redemption request. Redemption requests cannot be executed on days on which the NYSE is closed and federal or state holidays restricting wire transfers. Redemptions will be made on days on which the Fund computes its net asset value. Telephone or written requests for redemptions must be received in proper form and can be made through Boston Financial.

BY TELEPHONE. Shareholders may redeem Shares of the Fund by telephoning Boston
Financial. Shareholders may call toll-free           . Redemption requests
through Boston Financial must be received before 10:00 a.m. (Central time). It is the responsibility of Boston Financial to transmit orders to the Fund by 1:00 p.m. (Central time). If at any time, the Fund shall determine it necessary to terminate or modify this method of redemption, shareholders would be promptly notified.

Redemption requests must be received by and transmitted to Boston Financial before 1:00 p.m. (Central time) in order for the proceeds to be wired that same day. Compass is responsible for promptly submitting redemption requests and providing proper written redemption instructions to Boston Financial.

For calls received by Boston Financial before 1:00 p.m. (Central time) proceeds will normally be wired the same day to Boston Financial. For calls received after 1:00 p.m. (Central time) proceeds will normally be wired the following business day. In no event will proceeds be wired more than seven days after a proper request for redemption has been received.




Under limited circumstances, arrangements may be made with Boston Financial for same day receipt of redemption proceeds, if such redemption requests are received prior to 1:00 p.m. (Central time). Investors interested in establishing such arrangements are requested to call Boston Financial.

A daily dividend will be paid on Shares redeemed if the redemption request is
received by Boston Financial after [    ] (Central time). However, the
proceeds are normally not wired until the following business day. Redemption
requests received before [    ] (Central time) will normally be paid the same
day but will not be entitled to that day's dividend.

An authorization form permitting the Fund to accept telephone redemption requests must first be completed. It is recommended that investors request this privilege at the time of their initial application. If not completed at the time of initial application, authorization forms and information on this service can be obtained through Boston Financial. Telephone redemption instructions may be recorded. If reasonable procedures are not followed by the Fund, it may be liable for losses due to unauthorized or fraudulent telephone instructions.

In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming by telephone. If such a case should occur, another method of redemption, such as "By Mail," should be considered.

BY MAIL. Shareholders may redeem Shares of the Fund by sending a written request to the Fund through Boston Financial. The written request should include the shareholder's name, the Fund name, the class name, the account number, and the Share or dollar amount requested. Investors redeeming through Boston Financial should mail written requests to: The Starburst Money Market
Fund--Investment Service Shares,                          .

If share certificates have been issued, they must be properly endorsed and should be sent by registered or certified mail with the written request.

SIGNATURES. Shareholders requesting a redemption of any amount to be sent to an address other than that on record with the Fund or a redemption payable other than to the shareholder of record must have their signatures guaranteed by:

  . a trust company or commercial bank whose deposits are insured by BIF, which is administered by the FDIC;
  . a member of the New York, American, Boston, Midwest, or Pacific Stock
    Exchanges;
  . a savings bank or savings association whose deposits are insured by SAIF which is administered by the FDIC; or
  . any other "eligible guarantor institution," as defined in the Securities
    Exchange Act of 1934.

The Fund does not accept signatures guaranteed by a notary public.

The Fund and its transfer agent have adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee program. The Fund and its transfer agent reserve the right to amend these standards at any time without notice.



Normally, a check for the proceeds is mailed to the shareholder within one business day, but in no event more than seven days, after receipt of a proper written redemption request.

SHAREHOLDER INFORMATION
-------------------------------------------------------------------------------

VOTING RIGHTS

Each Share of the Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All shares of each portfolio in the Trust have equal voting rights, except that in matters affecting only a particular fund or class, only shares of that fund or class are entitled to vote.

As a Massachusetts business trust, the Trust is not required to hold annual shareholder meetings. Shareholder approval will be sought only for certain changes in the Trust or the Fund's operation and for the election of Trustees under certain circumstances.

Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of the shareholders shall be called by the Trustees upon the written request of shareholders owning at least 10% of the Trust's outstanding shares.

EFFECT OF BANKING LAWS
-------------------------------------------------------------------------------

The Glass-Steagall Act and other banking laws and regulations presently prohibit a bank holding company registered under the Bank Holding Company Act of 1956 or any affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and from issuing, underwriting, selling or distributing securities in general. Such laws and regulations do not prohibit such a holding company or affiliate from acting as investment adviser, transfer agent, or custodian to such an investment company or from purchasing shares of such a company as agent for and upon the order of their customers.

Compass Bank, Bancshares and certain of Bancshares' affiliates are subject to such banking laws and regulations. They believe, based on the advice of their counsel, that they may perform those services for the Fund contemplated by any existing agreement entered into with the Trust without violating those laws or regulations. Changes in either federal or state statutes and regulations relating to the permissible activities of banks and their subsidiaries or affiliates, as well as further judicial or administrative decisions or interpretations of present or future statutes and regulations, could prevent these entities from continuing to perform all or a part of the above services. If this happens, the Trustees would consider alternative means of continuing available investment services. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

TAX INFORMATION
-------------------------------------------------------------------------------

FEDERAL INCOME TAX

The Fund intends to pay no federal income tax because it expects to meet requirements of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. The Fund will be treated as a single, separate entity for federal income tax purposes so that income (including capital gains) and losses realized by the Trust's other portfolios will not be combined for tax purposes with those realized by the Fund.

Unless otherwise exempt, shareholders are required to pay federal income tax on any dividends and other distributions received. This applies whether dividends and distributions are received in cash or as additional Shares.

STATE AND LOCAL TAXES

Shareholders are urged to consult their own tax advisers regarding the status of their accounts under state and local tax laws.

PERFORMANCE INFORMATION
-------------------------------------------------------------------------------

From time to time, the Fund advertises its yield, effective yield and total return for Shares.
The yield of Shares represents the annualized rate of income earned on an investment in Shares over a seven-day period. It is the annualized dividends earned during the period on the investment, shown as a percentage of the investment. The effective yield is calculated similarly to the yield, but, when annualized, the income earned by an investment in Shares is assumed to be reinvested daily. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.

Total return represents the change, over a specified period of time, in the value of an investment in Shares after reinvesting all income distributions. It is calculated by dividing that change by the initial investment and is expressed as a percentage.

Yield, effective yield and total return will be calculated separately for Institutional Shares and Investment Service Shares. Because Investment Service Shares are subject to shareholder service fees, the yield, effective yield and total return for Investment Shares, for the same period, will exceed that of Investment Service Shares.

From time to time, advertisements for the Fund may refer to ratings, rankings, and other information in certain financial publications and/or compare the Fund's performance to certain indices.

OTHER CLASSES OF SHARES
-------------------------------------------------------------------------------

The Fund also offers another class of shares called Institutional Shares. Institutional Shares are sold at net asset value. Investments in Institutional Shares are subject to a minimum initial investment of $1,000.

The stated advisory fee is the same for both classes of shares.

To obtain more information and a prospectus for Institutional Shares,
investors may call         .



ADDRESSES
--------------------------------------------------------------------------------

The Starburst Money Market Fund                                                          [Federated Investors Tower
                                              Institutional Shares                       Pittsburgh, Pennsylvania 15222-3779]
-----------------------------------------------------------------------------------------------------------------------------
Distributor
                                                                                         [Federated Investors Tower
                                                                                         Pittsburgh, Pennsylvania 15222-3779]
-----------------------------------------------------------------------------------------------------------------------------
Investment Adviser and Custodian
                                              Compass Bank                               701 S. 32nd Street
                                                                                         Birmingham, Alabama 35233
-----------------------------------------------------------------------------------------------------------------------------
Transfer Agent and Dividend Disbursing Agent
-----------------------------------------------------------------------------------------------------------------------------
Independent Auditors
                                              Deloitte & Touche LLP                      2500 One PPG Place
                                                                                         Pittsburgh, Pennsylvania 15222-5401
-----------------------------------------------------------------------------------------------------------------------------
Counsel
                                              Morgan, Lewis & Bockius LLP                1800 M Street, N.W.
                                                                                         Washington, D.C. 20036
-----------------------------------------------------------------------------------------------------------------------------



                                                     THE STARBURST

                                                 MONEY MARKET FUND

                                             INVESTMENT SERVICE SHARES
                                                       PROSPECTUS

                                                          LOGO
                                          A PORTFOLIO OF THE STARBURST FUNDS,
                                                AN OPEN-END, MANAGEMENT
                                                   INVESTMENT COMPANY

                                                  [       , 1997]
                                                       ----------

  [              ]
  ------------------------
  Distributor

  COMPASS BANK
  ------------------------
  Investment Adviser

  Cusip #855245601

  1010704A-I (00/97)

[RECYCLED PAPER LOGO]



                           THE STARBURST EQUITY FUND
                      (A PORTFOLIO OF THE STARBURST FUNDS)
                      STATEMENT OF ADDITIONAL INFORMATION



This Statement of Additional Information should be read with the prospectus of
The Starburst Equity Fund (the "Fund") dated        , 1997. This Statement is
                                             -------
not a prospectus itself.  To receive a copy of the prospectus, write to the Fund
or call toll-free              .
                  -------------



Statement dated                 , 1997
                ----------------


GENERAL INFORMATION ABOUT THE FUND............................................

INVESTMENT OBJECTIVE AND POLICIES.............................................
     Types of Investments.....................................................
     When-Issued and Delayed Delivery Transactions............................
     Futures and Options Transactions.........................................
     Lending of Portfolio Securities..........................................
     Restricted Securities....................................................
     Repurchase Agreements....................................................
     Reverse Repurchase Agreements............................................
     Portfolio Turnover.......................................................

INVESTMENT LIMITATIONS........................................................
THE STARBURST FUNDS MANAGEMENT................................................
     Fund Ownership...........................................................
     Trustees Compensation....................................................
     Trustee Liability........................................................

INVESTMENT ADVISORY SERVICES..................................................
     Adviser to the Fund......................................................
     Advisory Fees............................................................

BROKERAGE TRANSACTIONS........................................................

OTHER SERVICES................................................................
     Fund Administration......................................................
     Custodian................................................................
     Transfer Agent and Dividend Disbursing Agent.............................
     Independent Auditors.....................................................

PURCHASING SHARES.............................................................
     Distribution Plan........................................................
     Conversion to Federal Funds..............................................

DETERMINING NET ASSET VALUE...................................................
     Determining Market Value of Securities...................................

EXCHANGE PRIVILEGE............................................................

REDEEMING SHARES..............................................................
     Redemption in Kind.......................................................

MASSACHUSETTS PARTNERSHIP LAW.................................................

TAX STATUS....................................................................
     The Fund's Tax Status....................................................
     Shareholders' Tax Status.................................................

TOTAL RETURN..................................................................

YIELD.........................................................................

PERFORMANCE COMPARISONS.......................................................
     Economic and Market Information..........................................


GENERAL INFORMATION ABOUT THE FUND

The Fund is a portfolio in The Starburst Funds (the "Trust"). The Trust was established as a Massachusetts business trust under a Declaration of Trust dated August 7, 1989.


INVESTMENT OBJECTIVE AND POLICIES

The Fund's investment objective is to provide long-term growth of capital with a secondary objective of income. The investment objective cannot be changed without approval of shareholders.


TYPES OF INVESTMENTS

The Fund invests primarily in common stocks issued by mid- and large-capitalization companies.


[WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS

These transactions are made to secure what is considered to be an advantageous price or yield for the Fund. No fees or other expenses, other than normal transaction costs, are incurred. However, liquid assets of the Fund sufficient to make payment for the securities to be purchased are segregated on the Fund's records at the trade date. These assets are marked to market daily and are maintained until the transaction has been settled.]


FUTURES AND OPTIONS TRANSACTIONS

The Fund may attempt to hedge all or a portion of its portfolio by buying and selling financial futures contracts and options on financial futures contracts. Additionally, the Fund may buy and sell call and put options on U.S. government securities.


FUTURES CONTRACTS

A futures contract is a firm commitment by two parties, the seller who agrees to make delivery of the specific type of security called for in the contract ("going short") and the buyer who agrees to take delivery of the security ("going long") at a certain time in the future.

PURCHASING PUT OPTIONS ON FUTURES CONTRACTS

The Fund may purchase listed put options on financial futures contracts. Unlike entering directly into a futures contract, which requires the purchaser to buy a financial instrument on a set date at a specified price, the purchase of a put option on a futures contract entitles (but does not obligate) its purchaser to decide on or before a future date whether to assume a short position at the specified price.

The Fund may purchase put options on futures to protect portfolio securities against decreases in value resulting from an anticipated increase in market interest rates. Generally, if the hedged portfolio securities decrease in value during the term of an option, the related futures contracts will also decrease in value and the option will increase in value. In such an event, the Fund will normally close out its option by selling an identical option. If the hedge is successful, the proceeds received by the Fund upon the sale of the second option will be large enough to offset both the premium paid by the Fund for the original option plus the realized decrease in value of the hedged securities.

Alternatively, the Fund may exercise its put option. To do so, it could simultaneously enter into a futures contract of the type underlying the option (for a price less than the strike price of the option) and exercise the option. The Fund would then deliver the futures contract in return for payment of the strike price. If the Fund neither closes out nor exercises an option, the option will expire on the date provided in the option contract, and the premium paid for the contract will be lost.


WRITING CALL OPTIONS ON FUTURES CONTRACTS

In addition to purchasing put options on futures, the Fund may write call options on futures contracts. When the Fund writes a call option on a futures contract, it is undertaking the obligation of assuming a short futures position (selling a futures contract) at the fixed strike price at any time during the life of the option if the option is exercised.

Prior to the expiration of a call written by the Fund, or exercise of it by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of the second option will be less than the premium received by the Fund for the initial option. The net premium income of the Fund will then offset the decrease in value of the hedged securities.

WRITING PUT OPTIONS ON FUTURES CONTRACTS

The Fund may write listed put options on futures contracts. When the Fund writes a put option on a futures contract, it receives a premium for undertaking the obligation to assume a long futures position (buying a futures contract) at a fixed price at any time during the life of the option. As stock prices rise or interest rates decrease, the market price of the underlying futures contract normally increases. As the market value of the underlying futures contract increases, the buyer of the put option has less reason to exercise the put because the buyer can sell the same futures contract at a higher price in the market. The premium received by the Fund can then be used to offset the higher prices of portfolio securities to be purchased in the future due to the increase in market prices or decrease in interest rates.

Prior to the expiration of the put option, or its exercise by the buyer, the Fund may close out the option by buying an identical option. If the hedge is successful, the cost of buying the second option will be less than the premium received by the Fund for the initial option.


PURCHASING CALL OPTIONS ON FUTURES CONTRACTS

The Fund may buy a call option on a futures contract. When the Fund purchases a call option on a futures contract, it is purchasing the right (not the obligation) to assume a long futures position (buy a futures contract) at a fixed price at any time during the life of the option. As stock prices rise or interest rates fall, the value of the underlying futures contract will normally increase, resulting in an increase in value of the Fund's option position. When the market price of the underlying futures contract increases above the strike price plus premium paid, the Fund could exercise its option and buy the futures contract below market price.
Prior to the exercise or expiration of the call option, the Fund could sell an identical call option and close out its position.


[LIMITATION ON OPEN FUTURES POSITIONS

The Fund will not maintain open positions in futures contracts it has sold or call options it has written on futures contracts if, in the aggregate, the value of the open positions (marked to market) exceeds the current market value of its securities portfolio plus or minus the unrealized gain or loss on those open positions, adjusted for the correlation of volatility between the hedged securities and the futures contracts. If this limitation is exceeded at any time, the Fund will take prompt action to close out a sufficient number of open contracts to bring its open futures and options positions within this limitation.]


"MARGIN" IN FUTURES TRANSACTIONS

Unlike the purchase or sale of a security, the Fund does not pay or receive money upon the purchase or sale of a futures contract. Rather, the Fund is required to deposit an amount of "initial margin" in cash or U.S. Treasury bills with its custodian (or the broker, if legally permitted). The nature of initial margin in futures transactions is different from that of margin in securities transactions in that futures contract initial margin does not involve the borrowing of funds by the Fund to finance the transactions.

Initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied.

A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing its daily net asset value, the Fund will mark-to-market its open futures positions.

The Fund is also required to deposit and maintain margin when it writes call options on futures contracts.


PURCHASING PUT AND CALL OPTIONS

The Fund may purchase put and call options. A put option gives the Fund, in return for a premium, the right to sell the underlying security to the writer (seller) at a specified price during the term of the option. A call option gives the Fund, in return for a premium, the right to buy the underlying security from the seller.


WRITING COVERED PUT AND CALL OPTIONS

The Fund may write covered put and call options to generate income. As writer of a call option, the Fund has the obligation upon exercise of the option during the option period to deliver the underlying security upon payment of the exercise price. As a writer of a put option, the Fund has the obligation to purchase a security from the purchaser of the option upon the exercise of the option. The Fund may only write call options either on securities held in its portfolio or on securities which it has the right to obtain without payment of further consideration (or has segregated cash in the amount of any additional consideration). In the case of put options, the Fund will segregate cash or liquid obligations with a value equal to or greater than the exercise price of the underlying securities.


LENDING OF PORTFOLIO SECURITIES

The collateral received when the Fund lends portfolio securities must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination at the option of the Fund or the borrower. The Fund may pay reasonable administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash or equivalent collateral to the borrower or placing broker.


RESTRICTED SECURITIES

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may otherwise invest pursuant to its investment objective and policies but which are subject to restriction on resale under
federal securities law.   The ability of the Trustees to determine the
liquidity of certain restricted securities is permitted under an SEC Staff position set forth in the adopting release for Rule 144A under the Securities Act of 1933 (the "Rule"). The Rule is a non-exclusive, safe-harbor for certain secondary market transactions involving securities subject to restrictions on resale under federal securities laws. The Rule provides an exemption from registration for resale of otherwise restricted securities to qualified institutional buyers. The Rule was expected to further enhance the liquidity of the secondary market for securities eligible for resale under Rule 144A.
The Fund believes that the Staff of the SEC has left the question of determining the liquidity of all restricted securities (eligible for resale under Rule 144A) for determination of the Fund's Board. The Board has delegated to the Adviser responsibility for determining liquidity, and has approved the following criteria for use by the Adviser in determining the liquidity of certain restricted securities:

 .    the frequency of trades and quotes for the security:
 .    the number of dealers willing to purchase or sell the security and the number of other potential buyers;
 .    dealer undertakings to make a market in the security; and
 .    the nature of the security and the nature of the marketplace trades.


REPURCHASE AGREEMENTS

The Fund requires its custodian to take actual or constructive possession of the securities subject to repurchase agreements, and these securities are marked to market daily. To the extent that the original seller does not repurchase the securities from the Fund, the Fund could receive less than the repurchase price on any sale of such securities. In the event that such a defaulting seller filed for bankruptcy or became insolvent, disposition of such securities by the Fund might be delayed pending court action. The Fund believes that under the regular procedures normally in effect for custody of the Fund's portfolio securities subject to repurchase agreements, a court of competent jurisdiction would rule in favor of the Fund and allow retention or disposition of such securities. The Fund will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Fund's adviser to be creditworthy pursuant to guidelines established by the Trustees.


PORTFOLIO TURNOVER

The Fund will not attempt to set or meet a portfolio turnover rate since any turnover would be incidental to transactions undertaken in an attempt to achieve the Fund's investment objective.

INVESTMENT LIMITATIONS

DIVERSIFICATION OF INVESTMENTS

With respect to 75% of the value of the Fund's total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items and securities issued or guaranteed by the government of the United States or its agencies or instrumentalities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer.


BUYING ON MARGIN

The Fund will not purchase any securities on margin, but may obtain such short-term credits as are necessary for clearance of transactions. The deposit or payment by the Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.


ISSUING SENIOR SECURITIES AND BORROWING MONEY

The Fund will not issue senior securities except that the Fund may borrow money in amounts up to one-third of the value of its net assets, including the amounts borrowed. The Fund will not borrow money for investment leverage, but rather as a temporary, extraordinary, or emergency measure or to facilitate management of the portfolio by enabling the Fund to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. The Fund will not purchase any securities while borrowings in excess of 5% of its total assets are outstanding.
PLEDGING ASSETS

The Fund will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In these cases, it may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 10% of the value of total assets at the time of the borrowing. Neither the deposit of underlying securities and other assets in escrow in connection with the writing of put or call options on securities nor margin deposits for the purchase and sale of financial futures contracts and related options are deemed to be a pledge.


INVESTING IN REAL ESTATE

The Fund will not buy or sell real estate including limited partnership interests, although it may invest in securities of companies whose business involves the purchase or sale of real estate or in securities which are secured by real estate or interests in real estate.

INVESTING IN COMMODITIES

The Fund will not purchase or sell commodities, except that the Fund may purchase and sell futures contracts and related options.


UNDERWRITING

The Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933, as amended, in connection with the sale of securities in accordance with its investment objective, policies, and limitations.
LENDING CASH OR SECURITIES

The Fund will not lend any of its assets except portfolio securities up to one-third of the value of its total assets. (This shall not prevent the purchase or holding of U.S. government securities, repurchase agreements covering U.S. government securities, or other transactions which are permitted by the Fund's investment objective and policies.)


SELLING SHORT

The Fund will not sell securities short.

The above investment limitations cannot be changed without shareholder approval. The following limitations, however, may be changed by the Trustees without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.


INVESTING IN ILLIQUID SECURITIES

The Fund will not invest more than 15% of the value of its total assets in securities which are not readily marketable or which are otherwise considered illiquid, including over-the-counter options and also including repurchase agreements providing for settlement in more than seven days after notice.


INVESTING IN SECURITIES OF OTHER INVESTMENT COMPANIES

The Fund will limit its respective investment in other investment companies to no more than 3% of the total outstanding voting stock of any investment company, invest no more than 5% of total assets in any one investment company, or invest more than 10% of total assets in investment companies in general. The Fund will purchase securities of closed-end investment companies only in open market transactions involving only customary broker's commissions. However, these limitations are not applicable if the securities are acquired in a merger, consolidation, reorganization, or acquisition of assets. It should be noted that investment companies incur certain expenses such as management fees, and therefore any investment by a Fund in shares of another investment company would be subject to such customary expenses.


WRITING COVERED PUT AND CALL OPTIONS AND PURCHASING PUT OPTIONS

purchase put or call options in excess of 5% of the value of its total assets.The Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment. When writing put options, the Fund will segregate cash or U.S. Treasury obligations with a value equal to or greater than the exercise price of the underlying securities. The Fund will not purchase put options on securities unless the securities are held in the Fund's portfolio.

Except with respect to borrowing money anad holding illiquid securities, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.


THE STARBURST FUNDS MANAGEMENT

TRUSTEES AND OFFICERS

THE STARBURST FUNDS MANAGEMENT

Officers and Trustees are listed with their addresses, birthdates, present positions with The Starburst Funds, and principal occupations.

John F. Donahue@*
Federated Investors Tower
Pittsburgh, PA
Birthdate:  July 28, 1924
Trustee
Chairman and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; Chairman and Director, Federated Research Corp. and Federated Global Research Corp.; Chairman, Passport Research, Ltd.; Chief Executive Officer and Director or Trustee of the Funds. Mr. Donahue is the father of J. Christopher Donahue, President of the Trust.

Thomas G. Bigley
28th Floor, One Oxford Centre
Pittsburgh, PA
Birthdate:  February 3, 1934

Trustee
Chairman of the Board, Children's Hospital of Pittsburgh; formerly, Senior Partner, Ernst & Young LLP; Director, MED 3000 Group, Inc.; Trustee, University of Pittsburgh; Director or Trustee of the Funds.

John T. Conroy, Jr.
Wood/IPC Commercial Department
John R. Wood and Associates, Inc., Realtors
3255 Tamiami Trail North
Naples, FL
Birthdate:  June 23, 1937
Trustee
President, Investment Properties Corporation; Senior Vice-President, John R. Wood and Associates, Inc., Realtors; Partner or Trustee in private real estate ventures in Southwest Florida; formerly, President, Naples Property Management, Inc. and Northgate Village Development Corporation; Director or Trustee of the Funds.

William J. Copeland
One PNC Plaza - 23rd Floor
Pittsburgh, PA
Birthdate:  July 4, 1918
Trustee
Director and Member of the Executive Committee, Michael Baker, Inc.; formerly, Vice Chairman and Director, PNC Bank, N.A., and PNC Bank Corp.; Director, Ryan Homes, Inc.; Director or Trustee of the Funds.

James E. Dowd
571 Hayward Mill Road
Concord, MA
Birthdate:  May 18, 1922
Trustee
Attorney-at-law; Director, The Emerging Germany Fund, Inc.; Director or Trustee of the Funds.


Lawrence D. Ellis, M.D.*
3471 Fifth Avenue, Suite 1111
Pittsburgh, PA
Birthdate:  October 11, 1932
Trustee
Professor of Medicine, University of Pittsburgh; Medical Director, University of Pittsburgh Medical Center - Downtown; Member, Board of Directors, University of Pittsburgh Medical Center; formerly, Hematologist, Oncologist, and Internist, Presbyterian and Montefiore Hospitals; Director or Trustee of the Funds.

Edward L. Flaherty, Jr.@
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  June 18, 1924
Trustee
Attorney of Counsel, Miller, Ament, Henny & Kochuba; Director, Eat'N Park Restaurants, Inc.; formerly, Counsel, Horizon Financial, F.A., Western Region; Director or Trustee of the Funds.

Edward C. Gonzales *
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 22, 1930
Executive Vice President, Treasurer and Trustee

Vice Chairman, Treasurer, and Trustee, Federated Investors; Vice President, Federated Advisers, Federated Management, Federated Research, Federated Research Corp., Federated Global Research Corp. and Passport Research, Ltd.; Executive Vice President and Director, Federated Securities Corp.; Trustee, Federated Shareholder Services Company; Trustee or Director of some of the Funds; President, Executive Vice President and Treasurer of some of the Funds.


Peter E. Madden
One Royal Palm Way
100 Royal Palm Way
Palm Beach, FL
Birthdate:  March 16, 1942
Trustee
Consultant; Former State Representative, Commonwealth of Massachusetts; formerly, President, State Street Bank and Trust Company and State Street Boston Corporation; Director or Trustee of the Funds.
Gregor F. Meyer
Miller, Ament, Henny & Kochuba
205 Ross Street
Pittsburgh, PA
Birthdate:  October 6, 1926
Trustee
Attorney, Member of Miller, Ament, Henny & Kochuba; Chairman, Meritcare, Inc.; Director, Eat'N Park Restaurants, Inc.; Director or Trustee of the Funds.

John E. Murray, Jr., J.D., S.J.D.
President, Duquesne University
Pittsburgh, PA
Birthdate:  December 20, 1932
Trustee
President, Law Professor, Duquesne University; Consulting Partner, Mollica, Murray and Hogue;

Director or Trustee of the Funds.

Wesley W. Posvar
1202 Cathedral of Learning
University of Pittsburgh
Pittsburgh, PA
Birthdate:  September 14, 1925
Trustee
Professor, International Politics; Management Consultant; Trustee, Carnegie Endowment for International Peace, RAND Corporation, Online Computer Library Center, Inc., National Defense University, U.S. Space Foundation and Czech Management Center; President Emeritus, University of Pittsburgh; Founding Chairman, National Advisory Council for Environmental Policy and Technology, Federal Emergency Management Advisory Board and Czech Management Center; Director or Trustee of the Funds.
Marjorie P. Smuts
4905 Bayard Street
Pittsburgh, PA
Birthdate:  June 21, 1935
Trustee
Public relations/Marketing/Conference Planning, Manchester Craftsmen's Guild; Restaurant Consultant, Frick Art & History Center; Conference Coordinator, University of Pittsburgh Art History Department; Director or Trustee of the Funds.

J. Christopher Donahue
Federated Investors Tower
Pittsburgh, PA
Birthdate:  April 11, 1949
President

President and Trustee, Federated Investors, Federated Advisers, Federated Management, and Federated Research; President and Director, Federated Research Corp. and Federated Global Research Corp.; President, Passport Research, Ltd.; Trustee, Federated Shareholder Services Company, and Federated Shareholder Services; Director, Federated Services Company; President or Executive Vice President of the Funds; Director or Trustee of some of the Funds. Mr. Donahue is the son of John F. Donahue, Trustee of the Trust.


John W. McGonigle
Federated Investors Tower
Pittsburgh, PA
Birthdate:  October 26, 1938
Executive Vice President and Secretary

Executive Vice President, Secretary, and Trustee, Federated Investors; Trustee, Federated Advisers, Federated Management, and Federated Research; Director, Federated Research Corp. and Federated Global Research Corp.; Trustee, Federated Shareholder Services Company;

Director, Federated Services Company; President and Trustee, Federated Shareholder Services; Director, Federated Securities Corp.; Executive Vice President and Secretary of the Funds; Treasurer of some of the Funds.

Richard B. Fisher
Federated Investors Tower
Pittsburgh, PA
Birthdate:  May 17, 1923
Vice President
Executive Vice President and Trustee, Federated Investors; Chairman and Director, Federated Securities Corp.; President or Vice President of some of the Funds; Director or Trustee of some of the Funds.

Jeffrey W. Sterling
Federated Investors Tower
Pittsburgh, PA
Birthdate:  February 5, 1947
Vice President and Assistant Treasurer
Vice President and Assistant Treasurer of some of the Funds.

* This Trustee is deemed to be an "interested person" as defined in the Investment Company Act of 1940.

@ Member of the Executive Committee. The Executive Committee of the Board of Trustees handles the responsibilities of the Board between meetings of the Board.

As used in the table above, "The Funds" and "Funds" mean the following investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund:
1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty Term Trust, Inc. - 1999; Liberty U.S. Government Money Market Trust; Liquid Cash Trust;

Managed Series Trust; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; and World Investment Series, Inc.

FUND OWNERSHIP

Officers and Trustees own less than 1% of the Fund's outstanding shares. As of December 2, 1996, the following shareholders of record owned 5% or more of the outstanding shares of the Fund: Blue Cross Blue Shield of Alabama, Birmingham, Alabama, owned approximately 1,143,335 shares (25.66%); and Compass Bank Trustee, for the account of Compass Bank Pension Trust, Birmingham, Alabama, owned approximately 588,902 shares (13.22%)

TRUSTEES COMPENSATION

                               AGGREGATE
NAME,                         COMPENSATION
POSITION WITH                    FROM
TRUST                           TRUST*#
John F. Donahue,                 $    0
Trustee

Thomas G. Bigley,                $1,369
Trustee

John T. Conroy, Jr.,             $1,499
Trustee

William J. Copeland,             $1,499
Trustee
James E. Dowd,                   $1,499
Trustee

Lawrence D. Ellis, M.D.,         $1,369
Trustee

Edward L. Flaherty, Jr.,         $1,499
Trustee

Edward D. Gonzales,              $    0
Executive Vice President,
Treasurer and Trustee

Peter E. Madden,                 $1,369
Trustee

Gregor F. Meyer,                 $1,369
Trustee

John E. Murray, Jr.,             $1,369
Trustee

Wesley W. Posvar,                $1,369
Trustee

Marjorie P. Smuts,               $1,369
Trustee


* Information is furnished for the fiscal year ended October 31, 1996. The Trust is the only investment company in the Fund Complex.

# The aggregate compensation is provided for the Trust which is comprised of three portfolios. A fourth portfolio, The Starburst Municipal Income Fund, was liquidated on October 30, 1996.


TRUSTEE LIABILITY

The Trust's Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law. However, they are not protected against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.


INVESTMENT ADVISORY SERVICES

ADVISER TO THE FUND

The Fund's investment adviser is Compass Bank, an Alabama state banking corporation. The Adviser is a wholly-owned subsidiary of Compass Bancshares, Inc. ("Bancshares"), a bank holding company organized under the laws of Delaware. The Adviser shall not be liable to the Trust, the Fund, or any shareholder of the Fund for any losses that may be sustained in the purchase, holding, or sale of any security, or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust. Because of the internal controls maintained by Compass Bank to restrict the flow of non-public information, Fund investments are typically made without any knowledge of Compass Bank's or its affiliates' lending relationships with an issuer.


BROKERAGE TRANSACTIONS

When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. In working with dealers, the Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to guidelines established by the Trustees. The Adviser may select brokers and dealers who offer brokerage and research services. These services may be furnished directly to the Fund or to the Adviser and may include: advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services provided by brokers and dealers may be used by the Adviser or its affiliates in advising the Fund and other accounts. To the extent that receipt of these services may supplant services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided. Although investment decisions for the Fund are made independently from those of the other accounts managed by the Adviser, investments of the type the Fund may make may also be made by those other accounts. When the Fund and one or more other accounts managed by the Adviser are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the Adviser to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained or disposed of by the Fund. In other cases, however, it is believed that coordination and the ability to participate in volume transactions will be to the benefit of the Fund.


OTHER SERVICES

FUND ADMINISTRATION

[                     ], a subsidiary of                   , provides
 ---------------------                   ------------------
administrative personnel and services to the Fund for a fee as described in the prospectus.


CUSTODIAN

Compass Bank, Birmingham, Alabama, is custodian for the securities and cash of the Fund for which it receives an annual fee of .02% of the Fund's average aggregate daily net assets and is reimbursed for its out-of-pocket expenses.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

[                       ],               ,  a subsidiary of            , serves
 -----------------------   --------------                   -----------
as transfer agent and dividend disbursing agent for the Fund. The fee paid to the transfer agent is based upon the size, type and number of accounts and
transactions made by shareholders.                  also maintains the Fund's
                                   ----------------
accounting records. The fee paid for this service is based upon the level of the Fund's average net assets for the period plus out-of-pocket expenses.

INDEPENDENT AUDITORS

The independent auditors for the Fund are Deloitte & Touche LLP, Pittsburgh, Pennsylvania.


PURCHASING SHARES

Shares are sold at their net asset value with a sales charge on days the New York Stock Exchange is open for business except for federal or state holidays restricting wire transfers. The procedure for purchasing shares of the Fund is
explained in the prospectus under "Investing in the Fund."    Compass Bank,
Compass Brokerage, Inc. and the other affiliates of Bancshares which provide shareholder and administrative services to the Fund sometimes are referred herein as "Compass."


DISTRIBUTION PLAN

The Starburst Funds has adopted a Plan for the Fund pursuant to Rule 12b-1 (the "Plan") which was promulgated by the Securities and Exchange Commission under the Investment Company Act of 1940. The Plan provides for payment of fees to to finance any activity which is principally intended to result
----------------
in the sale of the Fund's shares subject to the Plan. Such activities may include the advertising and marketing of shares; preparing, printing and distributing prospectuses and sales literature to prospective shareholders, brokers or administrators; and implementing and operating the Plan. Pursuant to the Plan, the distributor may pay fees to brokers for distribution and administrative services and to administrators for administrative services as to shares. The administrative services are provided by a representative who has knowledge of the shareholder's particular circumstances and goals, and include, but are not limited to: communicating account openings; communicating account closings; entering purchase transactions; entering redemption transactions; providing or arranging to provide accounting support for all transactions; wiring funds and receiving funds for share purchases and redemptions; confirming and reconciling all transactions; reviewing the activity in Fund accounts; providing training and supervision of broker personnel; posting and reinvesting dividends to Fund accounts or arranging for this service to be performed by the Fund's transfer agent; and maintaining and distributing current copies of prospectuses and shareholder reports to the beneficial owners of shares and prospective shareholders. The Trustees expect that the adoption of the Plan will result in the sale of a sufficient number of shares so as to allow the Fund to achieve economic viability. It is also anticipated that an increase in the size of the Fund will facilitate more efficient portfolio management and assist the Fund in seeking to achieve its investment objective.


CONVERSION TO FEDERAL FUNDS

It is the Fund's policy to be as fully invested as possible so that maximum interest may be earned. To this end, all payments from shareholders must be in federal funds or be converted into federal funds.


DETERMINING NET ASSET VALUE

Net asset value generally changes each day. The days on which net asset value is calculated by the Fund are described in the prospectus.


DETERMINING MARKET VALUE OF SECURITIES

Market values of the Fund's portfolio securities are determined as follows:

 .  as provided by an independent pricing service;

 . for short-term obligations, according to the mean between bid and asked prices, as furnished by an independent pricing service, or for short-term obligations with remaining maturities of less than 60 days at the time of purchase, at amortized cost unless the Trustees determine this is not fair value; or

 .  at fair value as determined in good faith by the Trustees.

Prices provided by independent pricing services may be determined without relying exclusively on quoted prices. Pricing services may consider:

 .    yield;
 .    quality;
 .    coupon rate;
 .    maturity;
 .    type of issue;
 .    trading characteristics; and
 .    other market data.

Over-the-counter put options will be valued at the mean between the bid and the asked prices. Covered call options will be valued at the last sale price on the national exchange on which such option is traded. Unlisted call options will be valued at the latest bid price as provided by brokers.

EXCHANGE PRIVILEGE

Shareholders using the exchange privilege must exchange shares having a net asset value of at least $1,000. Before the exchange, the shareholder must receive a prospectus of the fund for which the exchange is being made.

Upon receipt of proper instructions and required supporting documents, shares submitted for exchange are redeemed and the proceeds invested in shares of the other fund.

Instructions for exchange may be given in writing or by telephone. Exchange procedures are explained in the prospectus under "Exchange Privilege."

REDEEMING SHARES

The Fund redeems shares at the next computed net asset value after Federated Shareholder Services Company receives the redemption request. Redemption procedures are explained in the prospectus under "Redeeming Shares."


REDEMPTION IN KIND

Although the Trust intends to redeem shares in cash, it reserves the right under certain circumstances to pay the redemption price in whole or in part by a distribution of securities from the Fund's portfolio. Redemption in kind will be made in conformity with applicable Securities and Exchange Commission rules, taking such securities at the same value employed in determining net asset value and selecting the securities in a manner the Trustees determine to be fair and equitable. The Trust has elected to be governed by Rule 18f-1 of the Investment Company Act of 1940 under which the Trust is obligated to redeem shares for any one shareholder in cash only up to the lesser of $250,000 or 1% of the Fund's net asset value during any 90-day period.

Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving their securities and selling them before their maturity could receive less than the redemption value of their securities and could incur certain transaction costs.


MASSACHUSETTS PARTNERSHIP LAW

Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust. These documents require notice of this disclaimer to be given in each agreement, obligation or instrument that the Trust or its Trustees enter into or sign. In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust cannot meet its obligations to indemnify shareholders and pay judgments against them.


TAX STATUS

THE FUND'S TAX STATUS

The Fund intends to pay no federal income tax because it expects to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to receive the special tax treatment afforded to such companies. To qualify for this treatment, the Fund must, among other requirements:

 .  derive at least 90% of its gross income from dividends, interest, and gains from the sale of securities;
 .  derive less than 30% of its gross income from the sale of securities held less than three months;
 . invest in securities within certain statutory limits; and . distribute to its shareholders at least 90% of its net income earned during the year.


SHAREHOLDERS' TAX STATUS

Shareholders are subject to federal income tax on dividends and capital gains received as cash or additional shares.

Dividends paid by the Fund derived from distributions made on equity securities held by the Fund will be eligible for the dividends received deduction available to corporations. Any short-term capital gains, however, are taxable as ordinary income.


CAPITAL GAINS

Shareholders will pay federal tax at capital gains rates on long-term capital gains distributed to them, regardless of how long they have held the Fund shares.


TOTAL RETURN

The average annual total return for the Fund is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of shares owned at the end of the period by the offering price per share at the end of the period. The number of shares owned at the end of the period is based on the number of shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional shares, assuming the monthly reinvestment of all dividends and distributions.


YIELD

The yield for the Fund is determined by dividing the net investment income per share (as defined by the Securities and Exchange Commission) earned by the Fund over a thirty-day period by the maximum offering price per share of the Fund on the last day of the period. This value is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a twelve-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by the Fund because of certain adjustments required by the Securities and Exchange Commission and, therefore, may not correlate to the dividends or other distributions paid to shareholders. To the extent that financial institutions and broker/dealers charge fees in connection with services provided in conjunction with an investment in the Fund, performance will be reduced for those shareholders paying those fees.


PERFORMANCE COMPARISONS

The Fund's performance depends upon such variables as:

 .    portfolio quality;
 .    average portfolio maturity;
 .    type of instruments in which the portfolio is invested;
 .    changes in interest rates and market value of portfolio securities;
 .    changes in the Fund's expenses; and
 .    various other factors.

The Fund's performance fluctuates on a daily basis largely because net earnings and offering price per share fluctuate daily. Both net earnings and offering price per share are factors in the computation of yield and total return. Investors may use financial publications and/or indices to obtain a more complete view of the Fund's performance. When comparing performance, investors should consider all relevant factors such as the composition of any index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Fund uses in advertising may include:
 . LIPPER ANALYTICAL SERVICES, INC. ranks funds in various fun categories by making comparative calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in offering price over a specific period of time. From time to time, the Fund will quote its Lipper ranking in the "U.S. government funds" category in advertising and sales literature.

 . THE SALOMON BROTHERS TOTAL RATE-OF-RETURN INDEX for mortgage pass through securities reflects the entire mortgage pass through market and reflects their special characteristics. The index represents data aggregated by mortgage pool and coupon within a given sector. A market weighted portfolio is constructed considering all newly-created pools and coupons.

 . THE MERRILL LYNCH TAXABLE BOND INDICES include U.S. Treasury and agency issues and were designed to keep pace with structural changes in the fixed income market. The performance indicators capture all rating changes, new issues, and any structural changes of the entire market.

 . MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

 . LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all approximately 5,000 issues which include: non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed-rate, non-convertible domestic bonds of companies in industry, public utilities, and finance with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.
Advertisements and other sales literature for the Fund may quote total returns which are calculated on non-standardized base periods. These total returns represent the historic change in the value of an investment in the Fund based on monthly reinvestment of dividends over a specified period of time. Advertisements may quote performance information which does not reflect the effect of the sales charge. Advertising and other promotional literature may include charts, graphs and other illustrations using the Fund's returns, or returns in general, that demonstrate basic investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment. In addition, the Fund can compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, such as bank savings accounts, certificates of deposit, and Treasury bills.

ECONOMIC AND MARKET INFORMATION

Advertising and sales literature for the Fund may include discussions of economic, financial and political developments and their effect on the securities market. Such discussions may take the form of commentary on these developments by Fund portfolio managers and their views and analysis on how such developments could affect the Fund. In addition, advertising and sales literature may quote statistics and give general information about the mutual fund industry, including the growth of the industry, from sources such as the Investment Company Institute ("ICI"). For example, according to the ICI, twenty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $3 trillion to the more than 5,500 funds available.


Cusip 855245809
2040607B (12/96)

PART C. OTHER INFORMATION.

Item 24.  Financial Statements and Exhibits:
       (a)  Financial Statements
            The Following audited financial statements as of October 31, 1996 and the report of Deloitte & Touche LLP dated Decemer 6, 1996, are hereby incorporated by reference to the Statement of Additional Information from Form N-30D, the Annual Report of Shareholders, as filed with the Securities and Exchange Commission on January 3,
            1997 with Accession Number0000854850-91-000001
                     Portfolio of Investments
                     Statement of Assets & Liabilities
                     Statement of Operations
                     Statement of Changes in Net Assets
                     Financial Highlights
                     Notes to Financial Statements
       (b)  Exhibits:
              (1)  Conformed Copy of Declaration of Trust of the Registrant; (8)
                     (i)   Conformed Copy of Amendment No. 1 to Declaration of
                           Trust; (1)
                     (ii)  Conformed Copy of Amendment No. 2 to the Declaration
                           of Trust; (2)
                     (iii) Conformed Copy of Amendment Nos. 3, 4, and 5 to the
                           Declaration of Trust; (3)
                     (iv)  Conformed Copy of Amendment No. 6 to the Declaration
                           of Trust; (4)
                     (v)   Conformed Copy of Amendment No. 7 to the Declaration
                           of Trust; (5)
                     (vi)  Conformed Copy of Amendment Nos. 8 and 9 to the
                           Declaration of Trust; (8)
              (2)  Copy of By-Laws of the Registrant; (8)
              (3)  Not applicable;
              (4)    (i)   Copy of Specimen Certificate for Shares of
                           Beneficial Interest of The Starburst Government
                           Income Fund; (8)
                     (ii)  Copy of Specimen Certificate for Shares of
                           Beneficial Interest of The Starburst Government
                           Money Market Fund-Investment Shares; (8)
                     (iii) Copy of Specimen Certificate for Shares of
                           Beneficial Interest of The Starburst Government
                           Money Market Fund-Trust Shares; (8)
                     (iv)  Copy of Specimen Certificate for Shares of
                           Beneficial Interest of The Starburst Money Market
                           Fund-Investment Shares; (8)
                     (v)   Copy of Specimen Certificate for Shares of
                           Beneficial Interest of The Starburst Money Market
                           Fund-Trust Shares; (8)
              (5)    (i)   Conformed Copy of the Investment Advisory
                           Contract of the Registrant through and including
                           Exhibit D; (8)
                     (ii)  Conformed Copy of Investment Management Contract of
                           the Registrant through and including Exhibit A; (8)
--------------------------------------------------------------------------------
1. Response is incorporated by reference to Registrant's Pre-Effective
   Amendment No. 1 filed on Form N-1A November 16, 1989 (File Nos. 33-30950 and 811-5900).
2. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 1 on Form N-1A filed May 21, 1990 (File Nos. 33-30950 and 811-5900).
3. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 3 on Form N-1A filed September 11, 1991 (File Nos. 33-30950 and 811-5900).
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 5 on Form N-1A filed February 14, 1992 (File Nos. 33-30950 and 811-5900).
5. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 8 on Form N-1A filed September 28, 1992 (File Nos. 33-30950 and 811-5900).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed December 29, 1995 (File Nos. 33-30950 and 811-5900).

              (6) Conformed Copy of Distributor's Contract of the Registrant through and including Exhibit F; (8)
              (7)  Not applicable;
              (8)  Conformed Copy of Custodian Agreement of the Registrant; (8)
              (9)  (i)   Conformed Copy of Agreement for Fund Accounting,
                         Shareholder Recordkeeping, and Custody Services
                         Procurement; (7)
                   (ii)  Conformed Copy of Sales Agreement with Federated
                         Securities Corp.; (6)
                   (iii) Conformed Copy of Electronic Communications and
                         Recordkeeping Agreement; (6)
              (10) Conformed Copy of Opinion and Consent of Counsel as to
                   legality of shares being registered; (7)
              (11) Conformed Copy of Consent of the Independent Auditors; +
              (12) Not applicable;
              (13) Conformed Copy of Initial Capital Understanding; (1)
              (14) Not applicable;
              (15) (i)   Conformed Copy of Distribution Plan through and
                         including Exhibit G; (8)
                   (ii)  Form of 12b-1 Agreement; (9)
              (16) (i)   Copy of Schedule of Computation of Fund Performance
                         for The Starburst Government Income Fund; (8)
                   (ii)  Copy of Schedule of Computation of Fund Performance
                         for The Starburst Government Money Market Fund; (8)
                   (iii) Copy of Schedule of Computation of Fund Performance
                         for The Starburst Money Market Fund; (8)
              (17) Copy of Financial Data Schedules; +
              (18) Conformed Copy of Multiple Class Plan of the Registrant; (9)
              (19) Conformed Copy of Power of Attorney. (8)
--------------------------------------------------------------------------------
+ Exhibits have been filed electronically.

1. Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 filed on Form N-1A November 16, 1989 (File Nos. 33-30950 and 811-5900).
6. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 17 on Form N-1A filed August 3, 1994 (File Nos. 33-30950 and 811-5900).
7. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 20 on Form N-1A filed December 28, 1994 (File Nos. 33-30950 and 811-5900).
8. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 22 on Form N-1A filed December 29, 1995 (File Nos. 33-30950 and 811-5900).
9. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 24 on Form N-1A filed December 27, 1996.

Item 25.  Persons Controlled by or Under Common Control with Registrant

     None

Item 26.  Number of Holders of Securities:

                                                      Number of Record Holders
Title of Class                                        as of  March 20, 1997

The Starburst Money Market Fund-Institutional Shares..................5
The Starburst Money Market Fund-Institutional Service Shares......1,502
The Starburst Equity-Institutional Shares.............................0
The Starburst Equity Fund-Investment Shares...........................0
The Starburst Bond Fund-Institutional Shares..........................0
The Starburst Bond Fund-Investment Shares.........................2,447

Item 27.  Indemnification:  (4)

Item 28.  Business and Other Connections of Investment Adviser:

For a description of the other business of Compass Bank, the investment adviser, see the section entitled "Management of the Fund" in Part A.

The Executive Officers of the investment adviser are:

                                                             Other Substantial
                              Position with                  Business, Profession,
Name                          the Adviser                    Vocation, Employment
----                          -------------                  ---------------------
D. Paul Jones, Jr.            Chairman, President,           Chairman, Chief Executive Officer,
                              Chief Executive Officer,       Treasurer and Director of Compass
                              Treasurer and Director         Bancshares, Inc.; Director of Golden
                                                             Enterprises, Inc. (snack food and metal
                                                             fastener production and distribution),
                                                             the principal business address of which
                                                             is 110 South Sixth Street, Birmingham,
                                                             Alabama 35205

E. Lee Harris, Jr.            Executive Vice President,
                              Executive Officer, Human
                              Resources

Garrett R. Hegel              Chief Financial Officer        Chief Financial Officer of Compass
                                                             Bancshares, Inc.

--------------------------------------------------------------------
4. Response is incorporated by reference to Registrant's Post-Effective Amendment No. 2 on Form N-1A filed May 23, 1990. (File No. 33-30950)

                                                             Other Substantial
                              Position with                  Business, Profession,
Name                          the Adviser                    Vocation, Employment
----                          -------------                  ---------------------
Jerry W. Powell               General Counsel and            General Counsel of Compass Bancshares, Inc.
                              Secretary

G. Ray Stone                  Senior Executive Vice
                              President, Chief Credit
                              Policy Officer

Byrd Williams                 Group Executive Vice           Executive Vice
                              President, Chief Retail        President of Compass
                              Banking Executive              Bancshares, Inc.

Michael A. Bean               Executive Vice President,
                              Controller

Christina L. Boles            Executive Vice President,
                              Asset and Liability
                              Management

Eugene C. Boles               Executive Vice President,
                              Loan Administration

Ralph H. Cassell              Executive Vice President,
                              Regional Executive,
                              Community Banking

D. Stevenson Ferguson, Jr.    Executive Vice President,
                              Asset Management

James G. Heslop               Executive Vice President,
                              Metro Alabama, Retail
                              Banking

Thomas E. Lazenby             Executive Vice President,
                              Consumer Finance

Robert S. McKean              Executive Vice President,
                              Regional Executive,
                              Community Banking

John C. Neiman                Executive Vice President,
                              National Industries

Alan M. Ostroff               Executive Vice President,
                              Operations and Technology

Randall Reynolds              Executive Vice President,
                              Retail Investment Sales

Dewey A. White, III           Executive Vice President,
                              Correspondent and
                              Investment Services

David N. Wright               Executive Vice President,
                              Regional Executive,
                              Gulf Region


The business address for each of the above-listed persons is 15 South 20th Street, Birmingham, Alabama 35233.

The principal business address of Compass Bank, Compass Bancshares, Inc. and Compass Bancshares Insurance, Inc. is 15 South 20th Street, Birmingham, Alabama 35233.

Directors:

                           Other Substantial Business,
Name                       Profession Vocation or Employment
----                       ---------------------------------

Charles W. Daniel          President, Dantract, Inc. (real estate investments),
                           Suite 100, 200 Office Park Drive, Birmingham,
                           Alabama 35223.

William Eugene Davenport   President and Chief Operating Officer of Russell
                           Lands, Inc. (real estate development), 1 Willowpoint
                           Road, Alexander City, Alabama 35010.

Marshall Durbin, Jr.       President of Marshall Durbin & Company, Inc. (poultry
                           processing), 3125 Independence Drive, Birmingham,
                           Alabama 35209.

Tranum Fitzpatrick         Chairman of Guilford Company, Inc. (real estate
                           development), President of Guilford Capital (real
                           estate investment) and President of Empire-Rouse
                           (real estate development) 2600 East South Boulevard,
                           Montgomery, Alabama 36116.

George W. Hansberry, M.D.  Decatur General Hospital (medical services provider)
                           P.O. Box 2239, Decatur, Alabama 35609-2239 and
                           Parkway Medical Center (medical services provider)
                           P.O. Box 2211, Decatur,  Alabama 35609-2211.


Directors:

                           Other Substantial Business,
Name                       Profession Vocation or Employment
----                       ---------------------------------

D. Paul Jones, Jr.         Chairman, Chief Executive Officer and Treasurer of
                           Compass Bancshares, Inc. and Compass Bank; President
                           of Compass Bank; Director of Golden Enterprises,
                           Inc. (snack food distribution), 110 South Sixth
                           Street, Birmingham, Alabama 35205.

Goodwin L. Myrick          President and Chairman, Alabama Farmers Federation,
                           ALFA Corporation, ALFA Insurance Companies and ALFA
                           Services, Inc. (agriculture and insurance), the
                           principal address of each of which is 2108 East
                           South Boulevard, Montgomery, Alabama 36116.

John S. Stein              President and Chief Executive Officer of Golden
                           Foods, Inc. (snack food distribution), 110 South
                           Sixth Street, Birmingham, Alabama 35205.


All of the members of the Compass Bank Board of Directors are also members of the Board of Directors of Compass Bancshares, Inc.


Item 29.  Principal Underwriters:

(a) Federated Securities Corp., the Distributor for shares of the Registrant, also acts as principal underwriter for the following open-end investment companies: 111 Corcoran Funds; Annuity Management Series; Arrow Funds; Automated Government Money Trust; BayFunds; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; Cash Trust Series II; Cash Trust Series, Inc.; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Investment Portfolios; Federated Investment Trust; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities
     Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; First Priority Funds; Fixed Income Securities, Inc.; High Yield Cash Trust; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Investment Series Trust; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Trust;
     Municipal Securities Income Trust; Newpoint Funds; Peachtree Funds; RIMCO Monument Funds; SouthTrust Vulcan Funds; Star Funds; Targeted Duration Trust; Tax-Free Instruments Trust; The Biltmore Funds; The Biltmore Municipal Funds; The Monitor Funds; The Planters Funds; The Starburst Funds; The Starburst Funds II; The Virtus Funds; Tower Mutual Funds; Trust for Financial Institutions; Trust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; and World Investment Series, Inc.

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.


(b)

       (1)                                     (2)                                  (3)
Name and Principal                    Positions and Offices                Positions and Offices
 Business Address                        With Underwriter                     With Registrant
------------------                    ---------------------                ---------------------
Thomas R. Donahue                     Director, Asst. Secretary,                    --
Federated Investors Tower             Asst. Treasurer, Federated
Pittsburgh, PA 15222-3779             Securities Corp.

Richard B. Fisher                     Director, Chairman, Chief            Vice President
Federated Investors Tower             Executive Officer, Chief
Pittsburgh, PA 15222-3779             Operating Officer, Asst.
                                      Secretary, and Asst.
                                      Treasurer, Federated
                                      Securities Corp.

Edward C. Gonzales                    Director, Executive Vice             Trustee, Executive
Federated Investors Tower             President, Federated                 Vice President,
Pittsburgh, PA 15222-3779             Securities Corp.                     and Treasurer

John B. Fisher                        President-Institutional Sales,                --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

James F. Getz                         President-Broker/Dealer,                      --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark R. Gensheimer                    Executive Vice President of                   --
Federated Investors Tower             Bank/Trust, Federated
Pittsburgh, PA 15222-3779             Securities Corp.

David M. Taylor                       Executive Vice President,                     --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark W. Bloss                         Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard W. Boyd                       Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                  Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Bryant R. Fisher                      Senior Vice President,                       --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Christopher T. Fives                  Senior Vice President,                       --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

James S. Hamilton                     Senior Vice President,                       --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

James M. Heaton                       Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Keith Nixon                           Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Solon A. Person, IV                   Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Timothy C. Pillion                    Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas E. Territ                      Senior Vice President,                        --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

John B. Bohnet                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Byron F. Bowman                       Vice President, Secretary,                    --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis              Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Dale R. Browne                        Vice President,                              --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779
Mary J. Combs                         Vice President,                              --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.                Vice President,                              --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.                Vice President,                              --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Kevin J. Crenny                       Vice President,                              --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                  Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

G. Michael Cullen                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Laura M. Deger                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark D. Fisher                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

John K. Goettlicher                   Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Craig S. Gonzales                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Gonzales                   Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

James E. Hickey                       Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Stephen A. La Versa                   Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Mark J. Miehl                         Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard C. Mihm                       Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Michael Miller                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert D. Oehlschlager                Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas A. Peters III                  Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Robert F. Phillips                    Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Eugene B. Reed                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul V. Riordan                       Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward L. Smith                       Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

David W. Spears                       Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

John A. Staley                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                    Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Richard Suder                         Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Jamie M. Teschner                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

William C. Tustin                     Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Paul A. Uhlman                        Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Miles J. Wallace                      Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779
Richard B. Watts                      Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski                 Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Michael P. Wolff                      Vice President,                               --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Edward R. Bozek                       Assistant Vice President,                     --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Charlene H. Jennings                  Assistant Vice President,                     --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

J. Timothy Radcliff                   Assistant Vice President,                     --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Denis McAuley                         Treasurer,                                    --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779

Leslie K. Platt                       Assistant Secretary,                          --
Federated Investors Tower             Federated Securities Corp.
Pittsburgh, PA 15222-3779


     (c)  Not applicable.

Item 30.  Location of Accounts and Records:

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

     Registrant            Federated Investors Tower
                           Pittsburgh, PA 15222-3779

Federated Shareholder Services        P.O. Box 8600
Company                               Boston, MA  02266-8600
("Transfer Agent and Dividend
Disbursing Agent")

Federated Administrative Services     Federated Investors Tower
("Administrator")                     Pittsburgh, PA  15222-3779

Compass Bank                          701 S. 32nd Street
("Investment Adviser" and             Birmingham, AL  35233
"Custodian")

Item 31.  Management Services:  Not applicable.

Item 32.  Undertakings:

Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.
Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of The Starburst Equity Fund of the Registrant or the effective date of Post-Effective Amendment No. 25 to the Registrant's 1933 Act Registration Statement.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, THE STARBURST FUNDS has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Pittsburgh and
Commonwealth of Pennsylvania, on the     th day of March, 1997.
                                     ----

                                 THE STARBURST FUNDS

                                 BY: /s/ C. Grant Anderson
                                     -------------------------------------------
                                     C. Grant Anderson, Assistant Secretary
                                     Attorney in Fact for J. Christopher Donahue
                                     March 26, 1997

Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

NAME                                 TITLE                       DATE
By: /s/ C. Grant Anderson
    -----------------------------
    C. Grant Anderson                Attorney In Fact            March 26, 1997
    ASSISTANT SECRETARY              For the Persons
                                     Listed Below


NAME                                 TITLE
John F. Donahue*                     Trustee
J. Christopher Donahue*              President
Edward C. Gonzales*                  Executive Vice President,
                                     Treasurer and Trustee
                                     (Principal Financial
                                     and Accounting Officer)
Thomas G. Bigley*                    Trustee
John T. Conroy, Jr.*                 Trustee
William J. Copeland*                 Trustee
James E. Dowd*                       Trustee
Lawrence D. Ellis, M.D.*             Trustee
Edward L. Flaherty, Jr.*             Trustee
Peter E. Madden*                     Trustee
Gregor F. Meyer*                     Trustee
John E. Murray, Jr.*                 Trustee
Wesley W. Posvar*                    Trustee
Marjorie P. Smuts*                   Trustee

* By Power of Attorney